UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2026

Date of reporting period: 01/31/2026

Item 1 –	Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

January 31, 2026
2026 Semi-Annual Report (Unaudited)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
BlackRock New York Municipal Income Trust (BNY)
BlackRock Virginia Municipal Bond Trust (BHV)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Municipal Market Overview For the Reporting Period Ended January 31, 2026

Municipal Market Conditions
The first half of 2025 was defined by the Trump administration’s announcement of reciprocal tariffs in early April that spurred extreme volatility, dislocations across global markets, and a reset of municipal valuations to historically attractive levels. Markets ultimately stabilized and positive absolute returns soon followed, but elevated municipal supply throughout the period was a primary driver of relative underperformance vs. other fixed income asset classes. A softening labor market, the longest government shutdown in history, and a lack of material economic data for the market (and Federal Reserve) to lean on framed the second half of the year. An increasingly dovish central bank cut rates at three consecutive meetings during the period, reducing the Federal Funds rate from 4.50% to 3.75% and creating a strong backdrop for rates. Municipals then leveraged an exceptionally positive technical landscape to start 2026 on a strong note. The belly of the curve, double-A rated credits, and the housing, IDR/PCR, and leasing sectors outperformed.
Bloomberg Municipal Bond Index(a)
Total Returns as of January 31, 2026
6	months:	5.80%
12	months:	4.70%
During the 12-months ended January 31, 2026, municipal bond funds experienced net inflows totaling $69 billion (based on data from the Investment Company Institute), with demand concentrated primarily in ETFs, investment-grade, and long-term funds. At the same time, the market absorbed $564 billion in issuance, a 14% increase year-over-year (period ending January 2025). Issuance was boosted by an increased need for infrastructure spending, a pull-forward in perceived vulnerable sectors to front-run potential new legislation, and declining COVID stimulus cash available to municipalities.
A Closer Look at Yields
AAA Municipal Yield Curves

Source: Thomson Municipal Market Data.
From January 31, 2025, to January 31, 2026, yields on AAA-rated 30-year municipal bonds increased by 32 basis points (bps) from 3.97% to 4.29%, ten-year yields decreased by 34 bps from 2.97% to 2.63%, five-year yields decreased by 53 bps from 2.77% to 2.24%, and two-year yields decreased by 49 bps from 2.67% to 2.18% (as measured by Refinitiv Municipal Market Data). As a result, the municipal yield curve steepened over the 12-month period with the spread between two- and 30-year maturities steepening by 81 bps to a slope of 211 bps, slightly outpacing the 76 bps of steepening experienced in the Treasury curve.
Municipal curves remain steeper than their 1-, 3-, and 5-year averages, offering investors who are looking for duration an attractive entry point.
Financial Conditions of Municipal Issuers
Municipal credit fundamentals remain exceptionally strong heading into year-end, supported by solid revenue growth, disciplined fiscal management, and historically low leverage. State revenues rose 6.3% year over year in the June quarter, led by an 11.0% increase in personal income taxes and continued strength in corporate receipts, while sales taxes reflected moderating consumer activity. Debt service remains low at 9.77% of revenues, providing states with flexibility as economic growth cools. Quarterly volatility across states largely reflects timing and policy effects rather than credit deterioration. Revenue gains in Oregon, New Hampshire, California, and Nebraska were influenced by tax settlement timing or expiring credits, while softness in energy-producing and consumption-dependent states was cyclical. Policy changes in 2025—including tax adjustments in Maryland, New York, Illinois, Georgia, and Arizona—demonstrate an active but balanced fiscal environment. We enter 2026 seeing value in AMT bonds, where limited applicability has created compelling opportunities for additional spread pickup. We favor higher coupons and sectors providing high quality carry, such as transportation, housing, prepaid gas, and healthcare.
The opinions expressed are those of BlackRock as of January 31, 2026 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments.  There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.
(a) The Bloomberg Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.
Municipal Market Overview

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”).  However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Fund had not used leverage. In such circumstance, the investment adviser may nevertheless determine to maintain a Fund’s leverage if it deems such action to be appropriate. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Fund’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of  a Fund’s Common Shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of each Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.
To obtain leverage, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares” or “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
Investment Objective
BlackRock MuniHoldings New Jersey Quality Fund, Inc.’s (MUJ) (the “Fund”) investment objective is to provide shareholders with current income exempt from U.S. federal income tax and New Jersey personal income taxes. The Fund seeks to achieve its investment objective by investing primarily in long-term, investment grade municipal obligations exempt from U.S federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and New Jersey personal income taxes. The municipal obligations in which the Fund primarily invests are either rated investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	MUJ
Initial Offering Date	March 11, 1998
Yield on Closing Market Price as of January 31, 2026 ($12.27)(a)	5.28%
Tax Equivalent Yield(b)	10.90%
Current Monthly Distribution per Common Share(c)	$0.054000
Current Annualized Distribution per Common Share(c)	$0.648000
Leverage as of January 31, 2026(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 51.55%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 12.27	$ 10.82	13.40%	$ 12.27	$ 10.82
Net Asset Value	12.63	11.94	5.78	12.70	11.90
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	8.73%	4.31%	0.04%	2.71%
Fund at Market Price(a)(b)	16.56	14.07	1.85	3.51
New Jersey Customized Reference Benchmark(c)	5.58	4.88	1.41	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The New Jersey Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged (90%) and the New Jersey
Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The New Jersey Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
At a time of positive performance for the broader market, the Fund’s largest sector, rating, and maturity allocations had the greatest positive impact on absolute returns.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
Revenue sectors such as tax-backed state, transportation, education, and healthcare were the leading absolute contributors, reflecting the investment adviser’s preference for revenue bonds with resilient cash flows and stronger fundamentals. On a ratings basis, A and AA rated holdings were the largest contributors. Holdings on the longer end of the yield curve, which outperformed the broader market, also made a sizable contribution.
The Fund’s cash position, while modest, detracted from results in the rising market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
State	32.0%
Transportation	18.2
Education	13.3
County/City/Special District/School District	9.1
Health	7.2
Tobacco	5.3
Corporate	5.3
Housing	4.9
Utilities	4.7
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	20.1%
2027	8.0
2028	20.0
2029	6.1
2030	6.9

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	4.9%
AA/Aa	41.4
A	34.8
BBB/Baa	7.2
BB/Ba	4.9
B	0.2
N/R	6.6

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
Investment Objective
BlackRock MuniHoldings New York Quality Fund, Inc.’s (MHN) (the “Fund”) investment objective is to provide shareholders with current income exempt from U.S. federal income tax and New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in investment grade (as rated or, if unrated, considered to be of comparable quality at the time of investment by the Fund’s investment adviser) New York municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and New York State and New York City personal income taxes (“New York Municipal Bonds”), except at times when, in the judgment of its investment adviser, New York Municipal Bonds of sufficient quality and quantity are unavailable for investment by the Fund. At all times, except during temporary defensive periods, the Fund invests at least 65% of its assets in New York Municipal Bonds. The Fund invests, under normal market conditions, at least 80% of its assets in municipal obligations with remaining maturities of one year or more. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by BlackRock to be of comparable quality, at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On June 6, 2025, the Board of Directors of BlackRock MuniHoldings New York Quality Fund, Inc. (MHN), the Board of Trustees of BlackRock New York Municipal Income Trust (BNY) (individually the “Target Fund”) and the Board of Directors of BlackRock MuniYield New York Quality Fund, Inc. (MYN) each approved the reorganization of MHN and BNY into MYN, with MYN continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of each Target Fund and MYN approved the reorganizations, which were completed in the first quarter of 2026.
Fund Information
Symbol on New York Stock Exchange	MHN
Initial Offering Date	September 19, 1997
Yield on Closing Market Price as of January 31, 2026 ($10.30)(a)	6.00%
Tax Equivalent Yield(b)	12.42%
Current Monthly Distribution per Common Share(c)	$0.051500
Current Annualized Distribution per Common Share(c)	$0.618000
Leverage as of January 31, 2026(d)	41%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 51.7%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 10.30	$ 9.51	8.31%	$ 10.53	$ 9.51
Net Asset Value	11.20	10.59	5.76	11.41	10.54
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	9.00%	1.82%	(1.29)%	1.70%
Fund at Market Price(a)(b)	11.62	5.46	(1.21)	1.28
New York Customized Reference Benchmark(c)	5.80	4.06	0.96	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The New York Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged (90%) and the New York Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The New York Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
The following discussion relates to the Fund’s absolute performance based on NAV:
The Fund’s return reflected contributions from both portfolio income and rising municipal bond prices. The Fund’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. All sectors and rating categories produced positive absolute returns in the period. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the transportation and tobacco sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	27.9%
County/City/Special District/School District	15.0
Utilities	14.2
State	11.2
Corporate	9.5
Housing	8.0
Health	6.7
Education	6.3
Tobacco	1.2
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	5.6%
2027	7.7
2028	4.8
2029	1.6
2030	8.6

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	7.8%
AA/Aa	60.8
A	18.0
BBB/Baa	9.8
BB/Ba	0.2
B	0.3
N/R	3.1

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
Investment Objective
BlackRock MuniYield Michigan Quality Fund, Inc.’s (MIY) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal and Michigan income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and Michigan income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On June 6, 2025, the Board of Directors of each of BlackRock MuniYield Michigan Quality Fund, Inc. (MIY), BlackRock MuniVest Fund, Inc. (MVF) and BlackRock MuniVest Fund II, Inc. (MVT) (individually the “Target Fund”) and the Board of Directors of BlackRock MuniYield Quality Fund III, Inc. (MYI) each approved the reorganization of MIY, MVF and MVT into MYI, with MYI continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of each of MVF, MVT and MYI approved the reorganizations, which were completed in the first quarter of 2026. The requisite approvals were not received for MIY and the reorganization of MIY will not occur.
Fund Information
Symbol on New York Stock Exchange	MIY
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2026 ($12.12)(a)	5.40%
Tax Equivalent Yield(b)	9.83%
Current Monthly Distribution per Common Share(c)	$0.054500
Current Annualized Distribution per Common Share(c)	$0.654000
Leverage as of January 31, 2026(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 45.05%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 12.12	$ 10.91	11.09%	$ 12.19	$ 10.91
Net Asset Value	12.42	11.73	5.88	12.60	11.72
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)(c)	8.88%	3.17%	(0.26)%	2.43%
Fund at Market Price(b)(c)	14.24	9.62	0.83	3.34
Michigan Customized Reference Benchmark(d)	5.36	4.11	0.75	N/A
Bloomberg Municipal Bond Index(e)	5.80	4.70	0.86	2.32

(a)	Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(b)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(c)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(d)
The Michigan Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: Michigan Exempt Total Return Index Unhedged (90%) and the Michigan Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The Michigan Customized Reference Benchmark commenced on September 30, 2016.

(e)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
The Fund’s return was largely the result of positive price action, as yields fell considerably at the 10-year point of the curve. The Fund’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. Holdings in bonds with 20-to-25-year maturities contributed positively, as did AA rated issues. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the tobacco and high-yield transportation sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	25.2%
State	16.9
Utilities	14.7
Education	12.2
Health	8.9
Housing	8.1
Transportation	6.2
Corporate	6.2
Tobacco	1.6
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	9.9%
2027	1.1
2028	9.6
2029	8.0
2030	4.8

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	2.4%
AA/Aa	72.8
A	16.3
BBB/Baa	2.1
N/R	6.4

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock MuniYield New York Quality Fund, Inc. (MYN)
Investment Objective
BlackRock MuniYield New York Quality Fund, Inc.’s (MYN) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On June 6, 2025, the Board of Directors of BlackRock MuniYield New York Quality Fund, Inc (MYN), the Board of Trustees of BlackRock New York Municipal Income Trust (BNY) and the Board of Directors of BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (individually the “Target Fund”) each approved the reorganization of BNY and MHN into MYN, with MYN continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of each Target Fund and MYN approved the reorganizations, which were completed in the first quarter of 2026.
Fund Information
Symbol on New York Stock Exchange	MYN
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2026 ($10.10)(a)	6.08%
Tax Equivalent Yield(b)	12.59%
Current Monthly Distribution per Common Share(c)	$0.051200
Current Annualized Distribution per Common Share(c)	$0.614400
Leverage as of January 31, 2026(d)	41%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 51.7%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 10.10	$ 9.20	9.78%	$ 10.23	$ 9.20
Net Asset Value	10.86	10.23	6.16	11.06	10.17
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	9.48%	2.10%	(1.04)%	1.79%
Fund at Market Price(a)(b)	13.22	6.43	(0.64)	1.77
New York Customized Reference Benchmark(c)	5.80	4.06	0.96	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The New York Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged (90%) and the New York Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The New York Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock MuniYield New York Quality Fund, Inc. (MYN)
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
The Fund’s return reflected contributions from both portfolio income and rising municipal bond prices. The Fund’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. All sectors and rating categories produced positive absolute returns in the period. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the transportation and tobacco sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	25.8%
County/City/Special District/School District	17.8
Utilities	14.5
State	11.7
Corporate	8.1
Housing	7.4
Education	7.0
Health	6.5
Tobacco	1.2
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	4.9%
2027	6.1
2028	5.2
2029	1.6
2030	8.5

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	7.7%
AA/Aa	62.4
A	16.4
BBB/Baa	9.0
BB/Ba	0.3
B	0.4
N/R	3.8

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock MuniYield Pennsylvania Quality Fund (MPA)
Investment Objective
BlackRock MuniYield Pennsylvania Quality Fund’s (MPA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal and Pennsylvania income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and Pennsylvania income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On June 6, 2025, the Board of Directors/Trustees of BlackRock MuniYield Pennsylvania Quality Fund (MPA) and BlackRock Virginia Municipal Bond Trust (BHV) (individually the “Target Fund”) and the Board of Directors of BlackRock MuniYield Quality Fund, Inc. (MQY) each approved the reorganization of MPA and BHV into MQY, with MQY continuing as the surviving Fund. The requisite approvals by each Target Fund’s respective common and preferred shareholders were not received and the reorganizations of MPA and BHV will not occur.
Fund Information
Symbol on New York Stock Exchange	MPA
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2026 ($11.43)(a)	5.01%
Tax Equivalent Yield(b)	8.93%
Current Monthly Distribution per Common Share(c)	$0.047700
Current Annualized Distribution per Common Share(c)	$0.572400
Leverage as of January 31, 2026(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 43.87%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 11.43	$ 10.66	7.22%	$ 11.51	$ 10.66
Net Asset Value	12.39	11.66	6.26	12.51	11.63
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	9.70%	3.47%	(0.59)%	2.26%
Fund at Market Price(a)(b)	10.69	3.37	0.10	2.22
Pennsylvania Customized Reference Benchmark(c)	5.70	4.49	0.94	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Pennsylvania Customized Reference Benchmark is comprised of the Bloomberg Pennsylvania Total Return Index Unhedged (90%) and the Pennsylvania Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The Pennsylvania Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock MuniYield Pennsylvania Quality Fund (MPA)
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
At a time of positive performance for the broader market, the Fund’s largest sector, rating, and maturity allocations had the greatest positive impact on absolute returns.
Revenue sectors such as healthcare, education, and transportation were the leading absolute contributors, reflecting the investment adviser’s preference for revenue bonds with resilient cash flows and stronger fundamentals. On a ratings basis, AA and A rated holdings were the largest contributors. Holdings on the longer end of the yield curve, which outperformed the broader market, also made a sizable contribution.
The Fund’s cash position, while modest, detracted from results in the rising market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Health	19.6%
Education	17.5
Transportation	17.3
County/City/Special District/School District	14.4
Housing	11.9
Utilities	9.8
State	6.0
Tobacco	2.2
Corporate	1.3
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	7.5%
2027	7.0
2028	7.6
2029	3.9
2030	8.7

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	1.0%
AA/Aa	58.8
A	19.8
BBB/Baa	7.9
BB/Ba	1.6
B	0.3
N/R	10.6

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock New York Municipal Income Trust (BNY)
Investment Objective
BlackRock New York Municipal Income Trust’s (BNY) (the “Fund”) investment objective is to provide current income exempt from regular U.S. federal income tax and New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. The Fund invests at least 80% of its assets in municipal bonds that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On June 6, 2025, the Board of Trustees of BlackRock New York Municipal Income Trust (BNY), the Board of Directors of BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (individually the “Target Fund”) and the Board of Directors of BlackRock MuniYield New York Quality Fund, Inc (MYN) each approved the reorganization of BNY and MHN into MYN, with MYN continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of each Target Fund and MYN approved the reorganizations, which were completed in the first quarter of 2026. .
Fund Information
Symbol on New York Stock Exchange	BNY
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2026 ($10.23)(a)	5.98%
Tax Equivalent Yield(b)	12.38%
Current Monthly Distribution per Common Share(c)	$0.051000
Current Annualized Distribution per Common Share(c)	$0.612000
Leverage as of January 31, 2026(d)	42%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 51.7%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 10.23	$ 9.40	8.83%	$ 10.38	$ 9.40
Net Asset Value	11.09	10.48	5.82	11.34	10.45
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	9.07%	1.34%	(1.44)%	1.42%
Fund at Market Price(a)(b)	12.17	4.94	(2.67)	0.31
New York Customized Reference Benchmark(c)	5.80	4.06	0.96	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The New York Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged (90%) and the New York Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The New York Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock New York Municipal Income Trust (BNY)
The following discussion relates to the Fund’s absolute performance based on NAV:
The Fund’s return reflected contributions from both portfolio income and rising municipal bond prices. The Fund’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. All sectors and rating categories produced positive absolute returns in the period. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the transportation and tobacco sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	25.3%
Utilities	17.4
County/City/Special District/School District	17.0
State	8.9
Corporate	8.1
Housing	7.8
Education	7.6
Health	5.8
Tobacco	2.1
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	7.9%
2027	5.4
2028	3.8
2029	4.4
2030	9.7

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	8.3%
AA/Aa	56.3
A	18.7
BBB/Baa	10.3
BB/Ba	0.2
B	0.7
N/R	5.5

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock Virginia Municipal Bond Trust (BHV)
Investment Objective
BlackRock Virginia Municipal Bond Trust’s (BHV) (the “Fund”) investment objective is to provide current income exempt from regular U.S. federal income tax and Virginia personal income taxes. The Fund seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and Virginia personal income taxes. The Fund invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality at the time of investment by the Fund’s investment adviser. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On June 6, 2025, the Board of Trustees/Directors of BlackRock Virginia Municipal Bond Trust (BHV) and BlackRock MuniYield Pennsylvania Quality Fund (MPA) (individually the “Target Fund”) and the Board of Directors of BlackRock MuniYield Quality Fund, Inc. (MQY) each approved the reorganization of BHV and MPA into MQY, with MQY continuing as the surviving Fund. The requisite approvals by each Target Fund’s respective common and preferred shareholders were not received and the reorganizations of BHV and MPA will not occur.
Fund Information
Symbol on New York Stock Exchange	BHV
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of January 31, 2026 ($10.59)(a)	5.16%
Tax Equivalent Yield(b)	9.65%
Current Monthly Distribution per Common Share(c)	$0.045500
Current Annualized Distribution per Common Share(c)	$0.546000
Leverage as of January 31, 2026(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 46.55%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 10.59	$ 10.45	1.34%	$ 11.37	$ 10.01
Net Asset Value	11.53	10.94	5.39	11.70	10.91
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	8.34%	0.42%	(2.25)%	0.76%
Fund at Market Price(a)(b)	4.17	2.44	(4.42)	(2.33)
Virginia Customized Reference Benchmark(c)	5.55	4.27	0.94	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Virginia Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: Virginia Exempt Total Return Index Unhedged (90%) and the Virginia Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The Virginia Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock Virginia Municipal Bond Trust (BHV)
The following discussion relates to the Fund’s absolute performance based on NAV:
Holdings in high-quality AA rated bonds with maturities of 20 years and longer were the largest contributors to absolute performance due to the combination of positive price action and their above-average yields. These positions were concentrated in state and local tax-backed bonds, as well as the housing sector.
Holdings in the healthcare sector also contributed positively due to tightening yield spreads.
The Fund’s use of leverage, which augmented income and amplified price gains, contributed to performance in the favorable market environment.
At a time of positive returns for the broader market, no major aspect of the Fund’s positioning detracted from performance.
The Fund’s cash position was elevated at the end of the period, reflecting the investment adviser’s sales of securities it believed offered little additional upside. The Fund’s cash position had no material impact on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	20.6%
Housing	15.6
State	13.8
Health	13.6
Utilities	9.0
Education	7.7
Corporate	7.5
Tobacco	6.1
Transportation	6.1

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2026	14.7%
2027	3.3
2028	6.4
2029	3.6
2030	3.9

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	15.6%
AA/Aa	51.3
A	9.3
BBB/Baa	6.1
B	4.2
N/R	13.5

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2026
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.2%
Corporate — 0.2%
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56(a)	$1,085	$ 1,128,341
California — 0.2%
Transportation — 0.2%
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	2,360	1,770,000
New Jersey — 138.9%
Corporate — 8.2%
New Jersey Economic Development Authority, ARB
Series A, AMT, 5.63%, 11/15/30	1,730	1,736,917
Series B, AMT, 5.63%, 11/15/30	6,900	6,927,588
New Jersey Economic Development Authority, RB
AMT, 4.00%, 08/01/59	1,000	854,269
AMT, 5.00%, 08/01/59	3,750	3,791,988
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	4,040	3,806,091
3.50%, 04/01/42	3,030	2,736,050
AMT, 3.00%, 08/01/41	19,020	16,294,721
AMT, 3.00%, 08/01/43	23,960	19,115,506
		55,263,130
County/City/Special District/School District — 13.9%
Casino Reinvestment Development Authority, Inc., RB
Series B, (AGM), 5.00%, 11/01/43	680	722,001
Series B, (AGM), 5.00%, 11/01/44	755	793,811
Casino Reinvestment Development Authority, Inc., Refunding RB
Series A, (AGM), 5.00%, 11/01/41	1,000	1,086,054
Series A, (AGM), 5.00%, 11/01/42	395	423,691
City of Bayonne New Jersey, Refunding GO, (BAM SAW), 5.00%, 07/01/26(c)	2,425	2,452,719
City of Hoboken New Jersey, Refunding GO, Series A, 4.00%, 03/10/26	5,000	5,008,759
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	3,390	3,393,416
Clifton Board of Education, GO
(Remove), 2.00%, 08/15/41	6,150	4,551,331
(Remove), 2.25%, 08/15/46	6,150	4,012,207
County of Essex New Jersey, GO, Series B, (Remove), 3.00%, 09/01/46	1,700	1,326,987
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,072,261
Essex County Improvement Authority, Refunding RB
(NPFGC GTD), 5.50%, 10/01/27	250	263,303
(NPFGC GTD), 5.50%, 10/01/29	8,505	9,502,245
Ewing Township Board of Education, GO
(Remove), 4.00%, 07/15/38	2,660	2,686,069
(Remove), 4.00%, 07/15/39	2,320	2,338,976
Hopewell Valley Regional School District GO, (Remove), 4.00%, 02/01/44(d)	3,155	3,164,819
Hudson County Improvement Authority, RB
5.00%, 05/01/46	4,000	4,007,093
Series A-1, (NPFGC GTD), 0.00%, 12/15/32(e)	1,000	795,588
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 5.25%, 07/01/26(f)	1,415	1,431,502
Security	Par (000)	Value
County/City/Special District/School District (continued)
New Jersey Economic Development Authority, RB (continued)
Series B, 6.50%, 04/01/31	$2,995	$ 3,015,242
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	2,107	2,174,999
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/42	1,500	1,277,425
Union County Improvement Authority, Refunding RB, 5.00%, 03/01/34	810	894,832
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	34,835	34,909,362
		93,304,692
Education — 21.2%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	2,250	2,077,803
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	780	806,870
Gloucester County Improvement Authority, RB
(BAM), 5.00%, 07/01/49	6,400	6,622,497
(BAM), 5.00%, 07/01/54	7,450	7,663,796
Gloucester County Improvement Authority, Refunding RB
5.00%, 07/01/43	1,725	1,880,835
5.00%, 07/01/44	725	780,962
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	5,925	6,144,997
New Jersey Economic Development Authority, RB
6.00%, 10/01/33	4,025	4,033,028
Series A, 5.00%, 07/01/27(b)	140	141,111
Series A, 5.13%, 11/01/29(b)	120	121,849
Series A, 5.00%, 01/01/35	2,000	2,000,327
Series A, 5.25%, 07/01/37(b)	1,030	1,031,841
Series A, 5.00%, 07/01/38	350	352,492
Series A, 6.25%, 11/01/38(b)	440	455,307
Series A, 5.38%, 07/01/47(b)	1,685	1,536,254
Series A, 5.00%, 12/01/48	4,475	4,486,249
Series A, 5.00%, 06/15/49(b)	1,700	1,611,351
Series A, 5.00%, 01/01/50	1,235	1,141,454
Series A, 6.50%, 11/01/52(b)	2,490	2,547,056
Series A, 5.25%, 11/01/54(b)	4,040	3,477,289
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	6,270	6,404,027
(AGM), 5.00%, 06/01/42	810	820,956
Series A, 4.25%, 09/01/27(b)	110	110,776
Series A, 5.63%, 08/01/34(b)	580	580,292
Series A, 5.00%, 09/01/37(b)	805	811,976
Series A, 5.88%, 08/01/44(b)	1,070	1,070,146
Series A, 6.00%, 08/01/49(b)	555	555,040
Series A, 5.13%, 09/01/52(b)	1,700	1,633,749
New Jersey Educational Facilities Authority, RB
Series B, 5.25%, 03/01/54	30,470	32,731,121
Series C, (AGM), 3.25%, 07/01/49	1,060	860,905
New Jersey Educational Facilities Authority, Refunding RB
Series A, 4.00%, 07/01/47	2,100	1,878,861
Series D, 5.00%, 07/01/38	1,000	1,000,725
Series D, 5.00%, 07/01/43	600	600,071
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	1,360	1,321,449
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
New Jersey Higher Education Student Assistance Authority, RB (continued)
Series B, AMT, 4.25%, 12/01/45	$3,845	$ 3,926,738
Sub-Series C, AMT, 4.00%, 12/01/48	3,210	2,741,452
Series C, AMT, Subordinate, 5.00%, 12/01/53	985	944,100
Series C, AMT, Subordinate, 5.25%, 12/01/54	1,825	1,845,823
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 4.50%, 12/01/45	5,550	5,745,936
Series B, AMT, 3.00%, 12/01/32	4,635	4,539,932
Series B, AMT, 4.00%, 12/01/41	2,270	2,274,582
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,456,098
Series C, AMT, Subordinate, 5.00%, 12/01/52	18,705	18,255,624
Passaic County Improvement Authority, RB
Series A, 5.00%, 01/01/55	700	658,618
Series A, 5.00%, 01/01/60	500	458,347
		142,140,712
Health — 11.5%
Middlesex County Improvement Authority, RB, (AMBAC), 5.50%, 09/01/30	335	335,841
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	1,230	1,268,008
5.00%, 01/01/39	1,980	2,021,675
5.00%, 01/01/49	5,500	5,280,971
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	2,000	2,032,804
2.38%, 07/01/46	3,735	2,383,045
4.00%, 07/01/47	5,555	5,059,325
3.00%, 07/01/51	18,100	13,697,275
4.00%, 07/01/51	10,000	9,092,672
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	2,820	2,842,255
5.00%, 07/01/29	715	720,637
5.00%, 07/01/34	2,190	2,210,184
4.00%, 07/01/41	3,000	3,000,497
Series A, 4.00%, 07/01/43	3,500	3,401,149
Series A, 5.00%, 07/01/43	8,600	8,654,619
Series A, 5.25%, 07/01/49	1,840	1,967,951
Series A, 4.13%, 07/01/54	4,120	3,713,377
Series A, 5.25%, 07/01/54	8,910	9,404,005
		77,086,290
Housing — 6.5%
New Jersey Housing & Mortgage Finance Agency, RB
5.25%, 12/20/65	2,055	2,219,863
Series A, (AGM), 5.00%, 05/01/27	820	823,834
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing
Series A, (FNMA), 4.55%, 05/01/41	1,570	1,647,472
Series D-1, (GNMA), 5.05%, 09/01/67	1,525	1,561,632
Series A, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	470	455,498
Series A, Sustainability Bonds, 4.90%, 11/01/50	4,580	4,605,228
Series A, Sustainability Bonds, 4.95%, 11/01/55	2,170	2,180,349
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 11/01/45	4,010	4,137,225
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.20%, 11/01/55	6,000	6,155,569
Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing (continued)
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	$750	$ 726,858
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	2,995	2,237,499
Series K, Sustainability Bonds, 4.70%, 10/01/50	2,180	2,193,393
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.45%, 11/01/45	860	599,682
Series A, 4.00%, 11/01/48	675	611,974
Series A, (HUD SECT 8), 2.55%, 11/01/50	780	507,832
Series A, 4.10%, 11/01/53	400	358,094
Series D, AMT, 4.25%, 11/01/37	2,940	2,942,081
Series D, AMT, 4.35%, 11/01/42	1,000	970,078
Series A, Sustainability Bonds, (HUD SECT 8), 2.65%, 11/01/46	1,150	814,904
Series A, Sustainability Bonds, (HUD SECT 8), 2.70%, 11/01/51	1,150	759,888
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series A, 3.75%, 10/01/35	5,295	5,311,547
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,004,157
		43,824,657
State — 43.6%
Garden State Preservation Trust, RB(e)
Series B, (AGM), 0.00%, 11/01/26	6,000	5,872,096
Series B, (AGM), 0.00%, 11/01/27	4,000	3,800,801
Series B, (AGM), 0.00%, 11/01/28	4,540	4,185,108
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	10,690	11,054,992
4.00%, 11/01/44	4,715	4,520,089
4.00%, 06/15/49	5,310	4,840,061
5.00%, 06/15/49	2,700	2,748,936
Class A, 5.25%, 11/01/47	11,300	11,896,534
Series A, (NPFGC), 5.25%, 07/01/26	6,085	6,144,870
Series A, 5.00%, 06/15/42	2,000	2,045,293
Series A, Class A, 5.00%, 11/01/52	6,000	6,173,059
Series B, 5.00%, 06/15/35	3,750	3,984,075
Series B, 5.00%, 06/15/43	3,470	3,588,477
Series EEE, 5.00%, 06/15/48	2,850	2,908,700
New Jersey Economic Development Authority, Refunding RB
4.00%, 07/01/46	5,025	4,865,746
Series N-1, (NPFGC), 5.50%, 09/01/27	1,000	1,050,678
Sub-Series A, 4.00%, 07/01/32	5,000	5,045,261
Sub-Series A, 5.00%, 07/01/33	5,050	5,149,185
Sub-Series A, 4.00%, 07/01/34	9,420	9,470,152
New Jersey Educational Facilities Authority, RB, Series A, 5.25%, 09/01/53	2,445	2,546,965
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	785	844,788
5.25%, 06/15/46	385	408,776
4.50%, 06/15/49	2,985	2,949,514
Series AA, 5.25%, 06/15/34	1,305	1,306,914
Series AA, 4.00%, 06/15/36	2,565	2,656,755
Series AA, 5.25%, 06/15/41	5,000	5,004,579
Series AA, 4.00%, 06/15/45	13,625	13,144,300
Series AA, 5.00%, 06/15/45	5,000	5,181,109
Series AA, 4.00%, 06/15/50	10,535	9,633,529

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series AA, 5.00%, 06/15/50	$1,000	$ 1,034,817
Series AA, 5.25%, 06/15/50	4,445	4,723,926
Series AA, 5.00%, 06/15/55	3,500	3,597,508
Series BB, 4.00%, 06/15/44	5,100	4,970,346
Series BB, 4.00%, 06/15/50	9,100	8,321,321
Series BB, 5.25%, 06/15/50	19,575	20,582,179
Series C, (AGM), 0.00%, 12/15/32(e)	14,050	11,554,703
Series C, (AMBAC), 0.00%, 12/15/35(e)	8,300	6,010,444
Series C, (AMBAC), 0.00%, 12/15/36(e)	7,210	4,985,017
Series CC, 5.25%, 06/15/55	15,190	15,946,596
Series S, 5.00%, 06/15/33	2,450	2,614,483
Series S, Class BB, 5.00%, 06/15/36	3,750	4,161,378
Series S, Class BB, 4.00%, 06/15/37	1,550	1,593,166
Series S, Class BB, 4.00%, 06/15/40	6,000	6,044,175
Series S, Class BB, 4.00%, 06/15/50	8,290	7,580,632
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(e)	6,000	4,344,899
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	4,795	4,829,909
Series A, 4.00%, 06/15/36	3,695	3,839,638
Series A, 5.25%, 06/15/41	4,000	4,448,916
Series AA, 4.25%, 06/15/44	6,170	6,177,619
South Jersey Port Corp., ARB
Series A, 5.00%, 01/01/49	4,150	4,164,572
Series B, AMT, 5.00%, 01/01/42	12,870	13,051,387
State of New Jersey, GO, 5.00%, 06/01/38	5,085	5,448,658
		293,047,631
Tobacco — 8.4%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	4,695	4,836,949
Series A, 5.00%, 06/01/46	7,465	7,346,486
Series A, 5.25%, 06/01/46	6,500	6,473,166
Sub-Series B, 5.00%, 06/01/46	39,140	37,989,535
		56,646,136
Transportation — 19.8%
New Jersey Economic Development Authority, ARB, AMT, 6.38%, 01/01/35(b)	2,795	2,914,279
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.00%, 01/01/31	1,000	1,006,256
AMT, 5.13%, 01/01/34	2,290	2,294,635
AMT, 5.38%, 01/01/43	23,510	23,536,840
AMT, 5.63%, 01/01/52	1,000	1,000,835
New Jersey Economic Development Authority, Refunding ARB
AMT, 5.00%, 10/01/37	8,200	8,352,043
AMT, 5.00%, 10/01/47	7,015	7,020,728
New Jersey Transportation Trust Fund Authority, RB
4.50%, 12/15/28(c)	1,615	1,718,919
Series A, 5.00%, 06/15/30	4,250	4,287,168
New Jersey Turnpike Authority, RB
Series A, 5.00%, 01/01/34	2,500	2,551,033
Series A, 4.00%, 01/01/42	4,000	4,029,650
Series A, 5.25%, 01/01/50	19,685	21,101,503
Series A, 4.00%, 01/01/51	11,790	10,944,415
Series B, 5.25%, 01/01/52	8,380	8,796,926
Security	Par (000)	Value
Transportation (continued)
New Jersey Turnpike Authority, Refunding RB
Series A, (AGM), 5.25%, 01/01/29	$4,000	$ 4,333,017
Series A, (BHAC-CR AGM), 5.25%, 01/01/29	500	541,627
Series A, (AGM), 5.25%, 01/01/30	4,000	4,438,300
Series A, 4.00%, 01/01/39	7,175	7,417,973
Series C, 5.00%, 01/01/45	3,500	3,748,768
South Jersey Transportation Authority, RB
5.25%, 11/01/52	6,000	6,189,028
(BAM), 5.25%, 11/01/52	700	730,275
Series A, (AGM-CR), 4.00%, 11/01/50	4,260	3,908,230
Series A, Subordinate, (BAM), 4.00%, 11/01/50	2,000	1,834,850
		132,697,298
Utilities — 5.8%
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	2,060	1,828,709
Series J, (AGM), 3.00%, 12/01/41	2,110	1,824,165
Series J, (AGM), 3.00%, 12/01/42	2,155	1,807,171
Series J, (AGM), 3.00%, 12/01/43	2,205	1,800,120
Series J, (AGM), 3.00%, 12/01/44	2,255	1,788,009
Series J, (AGM), 3.00%, 12/01/45	2,305	1,779,926
Rahway Valley Sewerage Authority, RB(e)
Series A, (NPFGC), 0.00%, 09/01/26	4,100	4,035,723
Series A, (NPFGC), 0.00%, 09/01/28	6,600	6,146,639
Series A, (NPFGC), 0.00%, 09/01/29	9,650	8,733,640
Series A, (NPFGC), 0.00%, 09/01/31	6,000	5,095,694
Series A, (NPFGC), 0.00%, 09/01/33	5,000	3,939,395
		38,779,191
Total Municipal Bonds in New Jersey		932,789,737
New York — 9.4%
County/City/Special District/School District — 0.5%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series E, Subordinate, 5.00%, 11/01/53	3,500	3,581,518
State — 1.3%
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/50	8,030	8,316,674
Transportation — 7.6%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	6,000	6,012,378
AMT, 5.00%, 11/01/30	2,000	2,158,248
AMT, 5.00%, 11/01/33	1,030	1,101,970
AMT, 4.00%, 11/01/37	1,715	1,734,672
AMT, 4.00%, 09/01/38	1,085	1,093,468
Series 218, AMT, 5.00%, 11/01/32	3,105	3,329,812
Series 218, AMT, 4.00%, 11/01/47	835	744,609
Series 221, AMT, 4.00%, 07/15/40	1,500	1,500,897
Series 221, AMT, 4.00%, 07/15/45	1,975	1,803,762
Series 221, AMT, 4.00%, 07/15/50	4,415	3,875,558
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/52	11,395	11,498,700
Series 206, AMT, 5.00%, 11/15/47	1,500	1,509,610
Series 223, AMT, 4.00%, 07/15/41	2,530	2,515,718
Series 238, AMT, 5.00%, 07/15/39	1,670	1,817,614
Port Authority of New York & New Jersey, Refunding RB, Series 242, AMT, 5.00%, 12/01/53	10,205	10,300,470
		50,997,486
Total Municipal Bonds in New York		62,895,678
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania — 0.4%
Transportation — 0.4%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	$2,460	$ 2,508,073
Puerto Rico — 4.4%
State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,336	1,288,610
Series A-1, Restructured, 5.00%, 07/01/58	18,906	18,504,318
Series A-2, Restructured, 4.78%, 07/01/58	2,906	2,772,094
Series A-2, Restructured, 4.33%, 07/01/40	3,484	3,462,897
Series B-1, Restructured, 4.75%, 07/01/53	333	321,188
Series B-2, Restructured, 4.78%, 07/01/58	618	589,523
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	8,039	2,785,365
Total Municipal Bonds in Puerto Rico		29,723,995
Wisconsin — 1.2%
Education — 0.1%
Public Finance Authority, RB, 5.00%, 07/01/55(b)	785	713,085
Transportation — 1.1%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	3,600	3,745,522
Series A, AMT, Senior Lien, 5.75%, 07/01/49	3,500	3,653,300
		7,398,822
Total Municipal Bonds in Wisconsin		8,111,907
Total Municipal Bonds — 154.7% (Cost: $1,044,161,706)		1,038,927,731
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
New Jersey — 4.7%
Housing — 1.2%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Sustainability Bonds, Series M, 5.05%, 10/01/45	7,992	8,188,213
State — 1.8%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	11,363	12,038,597
Utilities — 1.7%
Union County Utilities Authority, Refunding RB, Series A, 5.00%, 06/15/41	11,685	11,694,636
Total Municipal Bonds in New Jersey		31,921,446
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.7% (Cost: $31,208,830)		31,921,446

Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(h)(i)	19,644	$ 39,288
Total Warrants — 0.0% (Cost: $ — )		39,288
Total Long-Term Investments — 159.4% (Cost: $1,075,370,536)		1,070,888,465
Short-Term Securities
Money Market Funds — 5.4%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(j)(k)	36,028,408	36,032,011
Total Short-Term Securities — 5.4% (Cost: $36,031,861)		36,032,011
Total Investments — 164.8% (Cost: $1,111,402,397)		1,106,920,476
Other Assets Less Liabilities — 0.2%		1,737,333
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.0)%		(20,483,577)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (62.0)%		(416,491,767)
Net Assets Applicable to Common Shares — 100.0%		$ 671,682,465

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 22,323,845	$ 13,708,166 (a)	$ —	$ —	$ —	$ 36,032,011	36,028,408	$ 211,665	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,038,927,731	$ —	$ 1,038,927,731
Municipal Bonds Transferred to Tender Option Bond Trusts	—	31,921,446	—	31,921,446
Warrants	—	—	39,288	39,288
Short-Term Securities
Money Market Funds	36,032,011	—	—	36,032,011
	$36,032,011	$1,070,849,177	$39,288	$1,106,920,476
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(20,360,407)	$—	$(20,360,407)
VRDP Shares at Liquidation Value	—	(417,100,000)	—	(417,100,000)
	$—	$(437,460,407)	$—	$(437,460,407)
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 2.9%
Corporate — 2.9%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 05/01/55	$2,245	$ 2,421,902
Series D, 5.00%, 03/01/55	1,040	1,123,201
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,185	1,251,037
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	2,390	2,488,123
Series B, 5.25%, 03/01/55	2,345	2,481,752
Total Municipal Bonds in Alabama		9,766,015
California(a) — 0.7%
Corporate — 0.4%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	1,375	1,451,000
Transportation — 0.3%
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)	1,270	952,500
Total Municipal Bonds in California		2,403,500
Georgia — 2.6%
Corporate — 2.6%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/43	3,310	3,360,471
Series C, 5.00%, 12/01/54(a)	5,000	5,359,706
Total Municipal Bonds in Georgia		8,720,177
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	580	610,096
Kentucky — 1.7%
Corporate — 1.7%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	5,495	5,920,126
New York — 129.1%
Corporate — 7.4%
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56	9,940	10,593,261
New York Liberty Development Corp., RB, 5.50%, 10/01/37	830	1,004,206
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,500	6,495,201
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	2,215	2,351,608
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,040	1,104,194
AMT, 5.00%, 10/01/40	3,530	3,633,867
		25,182,337
County/City/Special District/School District — 20.4%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	665	745,995
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,290	1,429,422
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,565	1,717,011
Series A, Sustainability Bonds, 5.00%, 11/01/48	2,165	2,268,661
Security	Par (000)	Value
County/City/Special District/School District (continued)
Battery Park City Authority, Refunding RB, Sustainability Bonds, 5.25%, 11/01/55	$3,315	$ 3,545,881
Build NYC Resource Corp., RB
Class A, 5.38%, 12/01/46	330	353,170
Class A, 5.50%, 12/01/51	480	504,147
City of New York, GO
Series A-1, 5.00%, 08/01/47	2,410	2,476,777
Series A-1, 5.00%, 08/01/53	795	817,434
Series F-1, 5.00%, 04/01/45	4,950	5,036,749
Series F-1, 4.00%, 03/01/47	2,270	2,067,186
Series G-1, 5.25%, 02/01/50	830	872,613
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	2,735	2,530,812
Series A, 4.00%, 04/01/54	1,095	997,814
County of Nassau New York, Refunding GOL, Series B, (AGM), 5.00%, 04/01/49	1,430	1,478,370
New York City Industrial Development Agency, RB, (AGM), 0.00%, 03/01/39(c)	1,380	808,768
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	3,600	3,427,634
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D, 5.50%, 05/01/52	830	884,688
Sub-Series E-1, 5.00%, 02/01/43	980	993,091
Subordinate, 5.25%, 02/01/52(d)	830	871,896
Series A-1, Subordinate, 5.50%, 05/01/50	1,660	1,785,987
Series B, Subordinate, 4.38%, 05/01/53	2,320	2,240,470
Series C-S, Subordinate, 5.00%, 05/01/50	1,085	1,115,467
Series F-1, Subordinate, 5.00%, 02/01/44	355	374,139
Series F-1, Subordinate, 4.00%, 02/01/51	6,800	6,226,725
Series H-1, Subordinate, 5.25%, 11/01/48	2,655	2,815,176
Series H-1, Subordinate, 5.50%, 11/01/51	410	438,812
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/42	2,185	1,008,563
Series B, Sub Lien, 0.00%, 11/15/47	5,600	1,863,199
Series B, Sub Lien, 0.00%, 11/15/48	2,665	835,616
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	2,485	558,698
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	3,315	706,669
New York Liberty Development Corp., Refunding RB
Series 1, 3.00%, 02/15/42	925	804,041
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,460	1,049,747
Saratoga County Capital Resource Corp., RB, 5.00%, 07/01/47	860	901,649
Schenectady County Capital Resource Corp., RB, Series A, 5.50%, 01/01/57	1,405	1,481,356
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,300	1,164,373
Series A, 4.25%, 05/15/58	4,670	4,275,611
Series A-1, 4.13%, 05/15/64	6,385	5,668,778
		69,143,195
Education — 9.2%
Albany Capital Resource Corp., Refunding RB(e)(f)
4.00%, 07/01/41	417	8,345
4.00%, 07/01/51	432	8,627
Build NYC Resource Corp., RB, 5.00%, 09/01/59(b)	1,325	1,196,440
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	660	602,277
Series A, 5.00%, 06/01/43	450	450,349

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	$750	$ 750,590
Dutchess County Local Development Corp., RB, 5.00%, 07/01/43	570	583,379
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	1,655	1,509,908
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	5,700	5,137,916
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	3,500	4,140,428
Series A, 5.00%, 07/01/46	410	412,226
Sustainability Bonds, 5.00%, 07/01/50	1,325	1,348,187
Series A, Sustainability Bonds, 5.00%, 07/01/48	500	522,077
Series A, Sustainability Bonds, 5.25%, 07/01/50	425	453,348
Series A, Sustainability Bonds, 5.25%, 07/01/55	1,080	1,147,166
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	1,030	1,031,675
Series A, 4.00%, 07/01/49	360	314,994
Series A, 5.00%, 07/01/50	2,510	2,494,183
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 12/01/43	2,655	2,778,113
4.00%, 12/01/47	1,350	1,235,889
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 01/01/47	4,510	4,528,046
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/39	450	476,320
		31,130,483
Health — 11.4%
Albany Capital Resource Corp., Refunding RB, Series A, 5.50%, 05/01/55	2,985	3,152,882
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	2,400	2,432,437
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,250	1,225,172
Class A, 5.50%, 07/01/47	765	697,594
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,325	1,331,210
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	500	479,867
Series A, 5.00%, 12/01/37	1,180	1,181,906
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	1,150	1,145,751
4.00%, 12/01/39	475	468,296
4.00%, 12/01/46	4,595	3,961,379
New York State Dormitory Authority, RB
Series 1, 5.25%, 07/01/54	865	921,284
Series 1-A, 4.00%, 07/01/51	5,750	5,212,282
Series A, 4.00%, 07/01/50	895	795,458
Series A-1, (AGM), 5.50%, 07/01/55	1,660	1,766,207
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	380	311,000
4.25%, 05/01/52	3,645	3,308,124
5.00%, 05/01/52	4,875	4,939,812
Class A, 5.25%, 05/01/54	1,200	1,238,768
Series 1, 4.00%, 07/01/47	2,660	2,460,037
Security	Par (000)	Value
Health (continued)
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	$460	$ 460,744
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	510	518,222
5.00%, 07/01/56	570	513,711
		38,522,143
Housing — 12.3%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 4.90%, 11/01/50	2,485	2,492,396
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	5,265	5,181,895
Series A, Sustainability Bonds, 4.75%, 11/01/48	365	366,542
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	2,650	2,610,579
Series A, Sustainability Bonds, (FHLMC), 5.20%, 02/01/55	1,875	1,906,355
Series A-1, Sustainability Bonds, (Remove), 4.65%, 11/01/49	685	683,199
Series B-1, Sustainability Bonds, 5.25%, 11/01/55	250	253,981
Series B-1, Class A, Sustainability Bonds, (HUD SECT 8), 4.65%, 11/01/49	1,025	1,022,305
Series C, Sustainability Bonds, (FHLMC), 4.95%, 02/01/55	2,855	2,865,813
Series C-1, Sustainability Bonds, 5.05%, 11/01/50	665	675,093
Series C-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 08/01/54	1,160	1,122,660
Series D, Sustainability Bonds, (HUD SECT 8), 5.00%, 05/01/56	1,760	1,764,849
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	660	638,621
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.45%, 11/01/49	1,160	1,130,369
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	825	797,015
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	3,660	3,630,092
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	2,330	2,254,943
Series F-1A, Sustainability Bonds, 5.00%, 11/01/54	1,265	1,273,988
New York State Housing Finance Agency, RB, M/F Housing
Series A, 4.65%, 11/15/38	550	550,122
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,310	1,317,741
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	515	507,622
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	3,410	3,432,678
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	1,385	1,416,677
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	3,760	3,714,126
		41,609,661
State — 10.2%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/46	3,320	3,482,708
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
Empire State Development Corp., Refunding RB, 5.00%, 03/15/47	$1,200	$ 1,243,873
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/43	995	1,079,720
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/44	5,225	5,385,703
Series A, 5.00%, 03/15/45	2,700	2,769,025
Series A, 5.00%, 03/15/52	3,775	3,890,715
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,190	1,239,556
Series A, 4.00%, 03/15/54	7,020	6,354,734
Series D, 5.00%, 02/15/48	555	568,059
New York State Thruway Authority, RB, Series A, 5.00%, 03/15/49	3,320	3,460,569
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/48	5,000	5,115,728
		34,590,390
Tobacco — 2.0%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	1,875	1,578,833
5.00%, 06/01/48	680	528,531
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	260	226,622
Series A-2B, 5.00%, 06/01/51	1,015	852,021
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,500	1,441,706
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	630	633,536
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,680	1,375,373
		6,636,622
Transportation — 40.4%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,565	1,573,522
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	4,920	4,991,375
Series A, (AGM), 4.00%, 02/15/47	2,425	2,233,865
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-2, Sustainability Bonds, 5.00%, 11/15/48	785	816,281
Metropolitan Transportation Authority, RB
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,590	1,393,634
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	2,720	2,367,201
Metropolitan Transportation Authority, Refunding RB
Series A, Sustainability Bonds, 5.50%, 11/15/47	3,410	3,646,706
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	1,760	1,529,861
Series C-1, Sustainability Bonds, (BAM-TCRS), 4.75%, 11/15/45	3,765	3,812,630
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	1,500	1,571,109
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,396,461
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	450	450,407
New York State Thruway Authority, Refunding RB
Series A, 5.25%, 01/01/56	985	1,038,303
Series P, 5.00%, 01/01/49	830	869,081
Series B, Subordinate, 4.00%, 01/01/50	400	353,890
Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	$1,660	$ 1,823,115
AMT, 5.00%, 12/01/35	3,405	3,711,957
AMT, 5.00%, 12/01/36	1,720	1,861,226
AMT, 5.00%, 12/01/41	450	474,625
Series A, AMT, 5.00%, 07/01/46	6,745	6,744,659
Series A, AMT, 5.25%, 01/01/50	8,845	8,845,321
Series B, AMT, (AGM), 5.00%, 12/31/54(g)	1,705	1,132,034
AMT, Sustainability Bonds, 6.00%, 06/30/50	665	708,869
AMT, Sustainability Bonds, 6.00%, 06/30/55	1,850	1,960,666
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/41	455	438,860
AMT, 4.00%, 10/31/46	1,510	1,336,291
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	1,450	1,451,037
AMT, Sustainability Bonds, 6.00%, 06/30/54	2,390	2,484,177
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	665	663,840
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	5,120	5,177,505
AMT, Sustainability Bonds, 5.50%, 06/30/60	4,390	4,444,199
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	3,340	3,373,658
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,145	986,310
Port Authority of New York & New Jersey, Refunding ARB
Series 240, 5.00%, 07/15/53	1,660	1,726,027
AMT, 5.00%, 01/15/47	2,655	2,703,827
Series 177, AMT, 4.00%, 01/15/43	285	269,712
Series 202, AMT, 5.00%, 10/15/34	1,660	1,696,067
Series 206, AMT, 5.00%, 11/15/47	3,310	3,331,206
Series 231, AMT, 5.50%, 08/01/52	1,375	1,443,908
Port Authority of New York & New Jersey, Refunding RB
Series 250, 5.25%, 10/15/55	1,660	1,771,132
Series 226, AMT, 5.00%, 10/15/39	3,105	3,308,319
Series 242, AMT, 5.00%, 12/01/39	680	742,441
Series 242, AMT, 5.00%, 12/01/48	1,660	1,687,177
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	3,735	3,872,994
Series A, 4.00%, 11/15/52	4,500	4,051,849
Series A, 5.25%, 12/01/54	4,120	4,335,902
Series A, 5.50%, 11/15/57	1,775	1,882,515
Series A-1, 5.25%, 11/15/55	385	407,183
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46	4,760	4,859,315
Series A-1, 5.00%, 05/15/51	1,460	1,498,780
Series B, 5.00%, 11/15/37	6,225	6,398,491
Series C, 5.00%, 05/15/47	3,925	4,065,046
Series C, 4.13%, 05/15/52	7,080	6,494,997
Series C, Sustainability Bonds, 5.25%, 11/15/42	615	680,353
		136,889,916
Utilities — 15.8%
Long Island Power Authority, RB
(BAM-TCRS), 5.00%, 09/01/42	4,645	4,757,684
5.00%, 09/01/47	450	455,623
Series E, Sustainability Bonds, 5.00%, 09/01/53	2,335	2,410,590
Long Island Power Authority, Refunding RB, Series A, 5.25%, 09/01/50	3,320	3,532,459
New York City Municipal Water Finance Authority, RB
Series BB, 5.00%, 06/15/52	2,810	2,904,607
Sub Series AA-1, 5.00%, 06/15/55	3,315	3,423,266
Subordinate, 5.25%, 06/15/56(d)	3,315	3,500,723

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	$1,965	$ 1,882,347
Series DD, 4.13%, 06/15/47	1,760	1,672,760
Series EE, 5.00%, 06/15/45	2,250	2,372,233
New York Power Authority, RB
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	5,385	5,647,548
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/53	3,010	3,131,211
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/50	5,170	4,708,504
Series A, Sustainability Bonds, 4.00%, 11/15/55	5,505	4,908,724
Series A, Sustainability Bonds, 4.00%, 11/15/60	470	412,475
New York State Environmental Facilities Corp., RB, Series A, Sustainability Bonds, 5.00%, 09/15/54	3,410	3,587,671
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/51	2,595	2,692,412
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	925	837,333
Utility Debt Securitization Authority, Refunding RB, Series 2, Sustainability Bonds, 5.00%, 06/15/53	720	754,676
		53,592,846
Total Municipal Bonds in New York		437,297,593
Puerto Rico — 2.2%
State — 2.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	3,078	3,012,604
Series A-2, Restructured, 4.78%, 07/01/58	390	372,029
Series A-2, Restructured, 4.33%, 07/01/40	1,045	1,038,671
Series B-1, Restructured, 4.75%, 07/01/53	460	443,683
Series B-2, Restructured, 4.78%, 07/01/58	601	573,306
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,658	1,960,392
Total Municipal Bonds in Puerto Rico		7,400,685
South Carolina — 1.0%
Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,280	3,527,897
Total Municipal Bonds — 140.4% (Cost: $469,497,007)		475,646,089
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
New York — 28.5%
County/City/Special District/School District — 4.9%
Battery Park City Authority, RB, Sustainability Bonds, Series A, 5.00%, 11/01/53	3,935	4,093,173
County of Nassau New York, GOL(i)
Series A, 5.00%, 04/01/49	5,298	5,579,297
Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Nassau New York, GOL(i) (continued)
Series A, 5.00%, 04/01/55	$3,320	$ 3,468,005
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Class A, 5.25%, 05/15/52(i)	3,320	3,452,811
		16,593,286
Education — 1.4%
Onondaga Civic Development Corp., RB, 5.50%, 12/01/56(i)	4,457	4,839,466
Housing — 1.2%
New York City Housing Development Corp., 5.00%, 11/01/55	4,155	4,168,240
State — 6.5%
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/55	3,320	3,423,638
Series B, 5.00%, 03/15/54(i)	4,118	4,244,856
Series C, 5.50%, 03/15/53(i)	4,980	5,335,399
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/46(i)	8,535	8,825,985
		21,829,878
Transportation — 6.5%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	4,500	4,565,282
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Sustainability Bonds, Series B-2, 5.00%, 11/15/47(i)	7,534	7,873,422
Port Authority of New York & New Jersey, Refunding ARB, AMT, Series 200, 5.50%, 08/01/52(i)	4,520	4,746,518
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.25%, 05/15/52(i)	4,640	4,816,338
		22,001,560
Utilities — 8.0%
New York City Municipal Water Finance Authority, RB
Series BB, 5.25%, 06/15/55(i)	9,500	10,006,474
Sub Series CC-1, 5.25%, 06/15/54	4,480	4,696,673
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.25%, 06/15/48(i)	5,857	6,205,808
Utility Debt Securitization Authority, Refunding RB, Sustainability Bonds, Series 2, 5.00%, 12/15/50(i)	5,880	6,193,853
		27,102,808
Total Municipal Bonds in New York		96,535,238
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 28.5% (Cost: $95,299,703)		96,535,238

Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(j)	10,572	$ 21,144
Total Warrants — 0.0% (Cost: $ — )		21,144
Total Long-Term Investments — 168.9% (Cost: $564,796,710)		572,202,471
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(k)(l)	6,756,772	6,757,448
Total Short-Term Securities — 2.0% (Cost: $6,757,448)		6,757,448
Total Investments — 170.9% (Cost: $571,554,158)		578,959,919
Liabilities in Excess of Other Assets — (0.1)%		(427,109)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.0)%		(67,849,271)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.8)%		(172,000,000)
Net Assets Applicable to Common Shares — 100.0%		$ 338,683,539

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2030 to June 15, 2033, is $55,162,629.
See Note 4 of the Notes to Financial Statements for details.

(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 18,177,023	$ —	$ (11,419,575)(a)	$ —	$ —	$ 6,757,448	6,756,772	$ 50,307	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,012,496)	$ —	$ (1,012,496)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 617,370	$ —	$ 617,370
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$16,419,441

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 475,646,089	$ —	$ 475,646,089
Municipal Bonds Transferred to Tender Option Bond Trusts	—	96,535,238	—	96,535,238
Warrants	—	—	21,144	21,144
Short-Term Securities
Money Market Funds	6,757,448	—	—	6,757,448
	$6,757,448	$572,181,327	$21,144	$578,959,919
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(67,419,298)	$—	$(67,419,298)
VRDP Shares at Liquidation Value	—	(172,000,000)	—	(172,000,000)
	$—	$(239,419,298)	$—	$(239,419,298)
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 2.8%
Corporate — 2.8%
Black Belt Energy Gas District, RB, Series D, 5.00%, 03/01/55(a)	$2,880	$ 3,110,403
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	2,500	2,676,227
Southeast Energy Authority A Cooperative District, RB, Series H, 5.00%, 11/01/35	4,000	4,315,649
Total Municipal Bonds in Alabama		10,102,279
California(a) — 4.5%
Corporate — 4.2%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	14,470	15,269,802
Transportation — 0.3%
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)	1,275	956,250
Total Municipal Bonds in California		16,226,052
Georgia — 1.1%
Housing — 1.1%
Georgia Housing & Finance Authority, RB, S/F Housing, Series G, (FNMA, GNMA), 4.90%, 12/01/50	4,000	4,024,844
Kentucky — 2.2%
Corporate — 2.2%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	7,315	7,880,931
Michigan — 146.0%
County/City/Special District/School District — 40.8%
Berkley School District, GO, Series II, (Q-SBLF), 5.00%, 05/01/49	7,475	7,836,480
Byron Center Public Schools, GO, Series II, (Q-SBLF), 5.25%, 05/01/53	5,000	5,266,285
Cedar Springs Public School District, GO
Series II, (Q-SBLF), 5.00%, 05/01/46	1,100	1,158,081
Series II, (Q-SBLF), 4.50%, 05/01/49	1,950	1,938,359
City of Grand Rapids Michigan, GOL, 5.00%, 04/01/50	3,000	3,126,476
City of Lansing Michigan, Refunding GO
Series B, (AGM), 4.00%, 06/01/43	1,100	1,087,336
Series B, (AGM), 4.13%, 06/01/48	5,325	5,060,383
Series B, (AGM), 5.00%, 06/01/48	9,290	9,639,984
Clarkston Community Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/45	6,360	6,677,230
Series I, (Q-SBLF), 5.00%, 05/01/47	2,000	2,077,584
Coopersville Area Public Schools, GO
Series I, (Q-SBLF), 4.00%, 05/01/48	295	274,973
Series I, (Q-SBLF), 4.13%, 05/01/52	600	558,474
County of Kalamazoo Michigan, GOL, 4.13%, 05/01/47	1,375	1,326,557
Grand Rapids Public Schools, GO, (AGM), 5.00%, 05/01/49	2,000	2,059,929
Gull Lake Community School District, GO, Series I, (Q- SBLF), 5.00%, 05/01/48	4,000	4,053,962
Holly Area School District, GO, Series I, (Q-SBLF), 5.25%, 05/01/48	8,235	8,608,526
Hudsonville Public Schools, Refunding GO
(Q-SBLF), 5.00%, 05/01/46	2,500	2,616,066
(Q-SBLF), 5.00%, 05/01/49	2,375	2,458,506
Security	Par (000)	Value
County/City/Special District/School District (continued)
Karegnondi Water Authority, Refunding RB, 5.00%, 11/01/41	$2,200	$ 2,250,160
Kentwood Public Schools, GO
Series II, (AGM), 5.00%, 05/01/46	6,705	7,037,621
Series II, (AGM), 5.00%, 05/01/49	1,295	1,347,048
L’ Anse Creuse Public Schools, GO, Series I, (Q-SBLF), 5.00%, 05/01/49	9,205	9,584,468
Michigan Finance Authority, RB, 2nd Lien, (BAM-TCRS), 4.00%, 11/01/50	1,500	1,381,398
Novi Community School District, GO, Series I, 5.00%, 05/01/44	1,175	1,221,662
Okemos Public Schools, GO, Series II, (Q-SBLF), 5.00%, 05/01/49	2,750	2,869,394
Rockford Public Schools, GO
Series II, (Q-SBLF), 5.00%, 05/01/46	1,505	1,568,197
Series II, (Q-SBLF), 5.00%, 05/01/49	2,000	2,065,311
Southfield Public Schools, GO
(Q-SBLF), 5.25%, 05/01/50	1,250	1,318,803
(Q-SBLF), 5.25%, 05/01/55	2,500	2,620,932
Three Rivers Community Schools, GO
Series II, (Q-SBLF), 4.13%, 05/01/46	2,000	1,952,796
Series II, (Q-SBLF), 4.25%, 05/01/49	7,000	6,737,764
Troy School District, GO
(Q-SBLF), 5.00%, 05/01/47	3,360	3,488,227
(Q-SBLF), 5.00%, 05/01/52	17,975	18,453,811
Walled Lake Consolidated School District, GO
(Q-SBLF), 5.00%, 05/01/47	1,000	1,040,226
(Q-SBLF), 5.00%, 05/01/49	2,500	2,592,538
(Q-SBLF), 5.00%, 05/01/50	1,500	1,574,143
Wayne-Westland Community Schools, GO
(Q-SBLF), 5.00%, 11/01/44	2,360	2,504,150
(Q-SBLF), 4.50%, 11/01/46	5,250	5,304,929
West Ottawa Public Schools, GO, (AGM), 4.00%, 11/01/46	1,730	1,663,906
Williamston Community Schools School District, GO, (Q-SBLF), 5.00%, 05/01/51	2,250	2,347,914
		146,750,589
Education — 19.7%
Eastern Michigan University, Refunding RB, (BAM), 5.25%, 03/01/50	2,000	2,084,754
Ferris State University, Refunding RB, Series A, (AGM), 5.00%, 10/01/49	2,000	2,086,609
Michigan Finance Authority, Refunding RB
5.00%, 02/01/33	730	751,375
5.00%, 12/01/36	1,550	1,550,556
5.00%, 12/01/40	2,900	2,879,702
5.00%, 12/01/45	4,400	4,062,535
4.00%, 09/01/50	1,550	1,296,818
Michigan State University, Refunding RB
Series A, 5.00%, 08/15/49	4,835	5,095,926
Series A, 5.25%, 02/15/50	10,000	10,687,692
Series A, 5.25%, 08/15/54	4,525	4,814,928
Series C, 4.00%, 02/15/44	1,725	1,698,931
Michigan Technological University, RB
Series A, 5.00%, 10/01/45	1,800	1,801,012
Series A, (AGM), 5.25%, 10/01/52	1,675	1,726,584
Series C, (AGM), 5.25%, 10/01/48	2,500	2,629,453
Northern Michigan University, RB, Series A, 5.50%, 06/01/50	1,000	1,067,225
Oakland University, RB, 5.00%, 03/01/47	3,500	3,455,532
Wayne State University, RB, Series A, 4.00%, 11/15/48	8,385	7,636,889

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Western Michigan University, RB
Series A, (AGM), 5.00%, 11/15/51	$1,815	$ 1,848,568
Series A, (AGM), 5.00%, 11/15/53	5,345	5,434,971
Western Michigan University, Refunding RB
5.00%, 11/15/49	5,650	5,755,688
Series A, (AGM), 5.25%, 11/15/49	2,500	2,633,748
		70,999,496
Health — 14.5%
Kentwood Economic Development Corp., Refunding RB, 4.00%, 11/15/43	750	673,020
Michigan Finance Authority, RB, Series A, 5.00%, 11/15/48	6,365	6,388,297
Michigan Finance Authority, Refunding RB
4.00%, 04/15/42	1,500	1,502,506
4.00%, 11/15/46	8,500	7,594,227
Class A, 5.00%, 12/01/27(c)	85	88,707
Class A, 5.00%, 12/01/42	2,165	2,205,516
Series 2, 4.00%, 03/01/51	4,000	3,533,740
Series A, 4.00%, 12/01/49	4,500	4,038,743
Series S, 5.00%, 05/15/38	4,890	4,906,450
Michigan State Hospital Finance Authority, RB
Series A, 5.00%, 08/15/44	2,700	2,868,569
Series A, 5.00%, 08/15/45	2,500	2,628,056
Series A, 5.00%, 08/15/46	2,500	2,609,203
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	9,285	9,430,210
Michigan Strategic Fund, RB, 5.00%, 11/15/42	3,500	3,505,447
		51,972,691
Housing — 11.9%
Michigan State Housing Development Authority, RB, M/F Housing
(GNMA), 4.75%, 04/20/37	2,310	2,311,633
Series A, 4.45%, 10/01/34	1,000	1,000,617
Series A, 4.63%, 10/01/39	3,490	3,492,044
Series A, 4.30%, 10/01/40	2,145	2,145,308
Series A, 4.75%, 10/01/44	5,000	5,002,372
Series A, 5.00%, 10/01/48	7,000	7,152,248
Series A, 2.55%, 10/01/51	5,175	3,306,039
Series A-1, 5.25%, 10/01/50	5,000	5,100,681
Michigan State Housing Development Authority, RB, S/F Housing
Series A, Sustainability Bonds, 4.85%, 12/01/45	2,500	2,533,110
Series A, Sustainability Bonds, 6.00%, 06/01/54	5,425	5,925,502
Series D, Sustainability Bonds, 5.50%, 06/01/53	4,705	5,002,757
		42,972,311
State — 23.9%
Michigan Finance Authority, RB
Series F, 5.00%, 04/01/31	1,000	1,001,943
Series F, 5.25%, 10/01/41	8,595	8,616,840
Michigan State Building Authority, Refunding RB
4.00%, 10/15/49	7,000	6,460,819
Series I, 4.00%, 10/15/46	3,375	3,154,777
Series I, 5.00%, 10/15/47	6,000	6,222,174
Series I, 5.25%, 10/15/50	4,500	4,757,471
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	10,000	10,037,144
AMT, 5.00%, 12/31/43	15,000	15,066,658
AMT, (AGM), 4.50%, 06/30/48	3,000	2,766,499
Security	Par (000)	Value
State (continued)
State of Michigan Trunk Line Revenue, RB
4.00%, 11/15/46	$2,000	$ 1,873,062
5.00%, 11/15/46	3,870	4,074,737
5.25%, 11/15/49	18,000	19,120,835
Series B, 5.00%, 11/15/45	2,830	2,937,297
		86,090,256
Tobacco — 2.6%
Michigan Finance Authority, Refunding RB
Series A, Class 1, 4.00%, 06/01/39	1,250	1,244,203
Series A, Class 1, 4.00%, 06/01/49	3,750	3,227,205
Series B-2, Class 2, 0.00%, 06/01/65(d)	50,000	5,020,845
		9,492,253
Transportation — 8.9%
Gerald R Ford International Airport Authority, ARB
AMT, (GTD), 5.00%, 01/01/46	2,250	2,303,097
AMT, (GTD), 5.00%, 01/01/51	5,435	5,509,684
AMT, (GTD), 5.00%, 01/01/54	2,000	2,027,966
Wayne County Airport Authority, ARB
Series A, 5.00%, 12/01/46	6,500	6,691,611
Series A, (AGM), 5.25%, 12/01/48	5,545	5,843,788
Series A, 5.50%, 12/01/50	2,000	2,160,921
AMT, 5.00%, 12/01/48	2,000	2,008,908
Series B, AMT, 5.00%, 12/01/42	1,000	1,012,824
Series B, AMT, 5.75%, 12/01/50	1,280	1,389,117
Wayne County Airport Authority, Refunding RB, AMT, 5.00%, 12/01/32	2,940	3,080,777
		32,028,693
Utilities — 23.7%
City of Detroit Michigan Water Supply System Revenue, RB, Series A, Senior Lien, (NPFGC), 5.00%, 07/01/34	10	10,023
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/47	8,000	8,413,254
Series A, Senior Lien, 5.25%, 07/01/52	2,000	2,092,354
Series C, Senior Lien, 5.25%, 07/01/48	4,685	4,982,444
Great Lakes Water Authority Water Supply System Revenue, RB
Series B, 2nd Lien, 5.00%, 07/01/46	3,000	3,010,301
Series A, Senior Lien, 5.25%, 07/01/52	4,610	4,822,875
Series B, Senior Lien, 5.25%, 07/01/48	10,750	11,432,502
Series B, Senior Lien, 5.25%, 07/01/53	3,000	3,163,654
Series C, Senior Lien, 5.25%, 07/01/50	3,500	3,726,749
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/44	1,590	1,639,870
Series A, 5.00%, 07/01/48	20,355	20,766,798
Series A, 5.00%, 07/01/49	11,275	11,721,530
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/49	8,985	9,475,572
		85,257,926
Total Municipal Bonds in Michigan		525,564,215
New York — 0.9%
Transportation — 0.9%
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	3,110	3,159,617
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico — 3.3%
State — 3.3%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	$1,061	$ 1,171,289
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	1,375	1,345,786
Series A-2, Restructured, 4.78%, 07/01/58	103	98,254
Series A-2, Restructured, 4.33%, 07/01/40	277	275,322
Series B-1, Restructured, 4.75%, 07/01/53	451	435,002
Series B-1, Restructured, 5.00%, 07/01/58	7,076	6,828,267
Series B-2, Restructured, 4.78%, 07/01/58	597	569,491
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	3,368	1,166,950
Total Municipal Bonds in Puerto Rico		11,890,361
Texas — 0.8%
Corporate — 0.8%
Texas Municipal Gas Acquisition & Supply Corp. V, RB, 5.00%, 01/01/55(a)	2,540	2,748,174
Total Municipal Bonds — 161.6% (Cost: $582,105,668)		581,596,473

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(e)(f)	10,602	21,204
Total Warrants — 0.0% (Cost: $ — )		21,204
Total Long-Term Investments — 161.6% (Cost: $582,105,668)		581,617,677
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(g)(h)	4,351,130	$ 4,351,565
Total Short-Term Securities — 1.2% (Cost: $4,351,438)		4,351,565
Total Investments — 162.8% (Cost: $586,457,106)		585,969,242
Other Assets Less Liabilities — 1.6%		5,460,639
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (64.4)%		(231,581,812)
Net Assets Applicable to Common Shares — 100.0%		$ 359,848,069

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 8,499,551	$ —	$ (4,147,986)(a)	$ 88	$ (88)	$ 4,351,565	4,351,130	$ 50,860	$ —

(a)	Represents net amount purchased (sold).

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 581,596,473	$ —	$ 581,596,473
Warrants	—	—	21,204	21,204
Short-Term Securities
Money Market Funds	4,351,565	—	—	4,351,565
	$4,351,565	$581,596,473	$21,204	$585,969,242
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(231,900,000)	$—	$(231,900,000)
	$—	$(231,900,000)	$—	$(231,900,000)
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 3.0%
Corporate — 3.0%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 05/01/55	$2,750	$ 2,966,695
Series D, 5.00%, 03/01/55	1,275	1,377,001
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,920	2,026,997
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	2,880	2,998,240
Series B, 5.25%, 03/01/55	2,875	3,042,659
Total Municipal Bonds in Alabama		12,411,592
California(a) — 0.7%
Corporate — 0.4%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	1,695	1,788,688
Transportation — 0.3%
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)	1,475	1,106,250
Total Municipal Bonds in California		2,894,938
Georgia — 1.0%
Corporate — 1.0%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	4,070	4,132,060
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	710	746,841
Kentucky — 1.6%
Corporate — 1.6%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	6,420	6,916,689
New York — 124.8%
Corporate — 6.6%
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56	12,160	12,959,160
New York Liberty Development Corp., RB, 5.50%, 10/01/37	1,015	1,228,035
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	3,955	4,670,640
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/30	2,500	2,589,065
AMT, 5.63%, 04/01/40	2,570	2,728,502
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,260	1,337,773
AMT, 5.00%, 10/01/40	1,880	1,935,318
		27,448,493
County/City/Special District/School District — 21.8%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	810	908,655
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,585	1,756,306
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,920	2,106,493
Series A, Sustainability Bonds, 5.00%, 11/01/48	2,665	2,792,601
Battery Park City Authority, Refunding RB, Sustainability Bonds, 5.25%, 11/01/55	4,065	4,348,117
Security	Par (000)	Value
County/City/Special District/School District (continued)
Build NYC Resource Corp., RB
Class A, 5.38%, 12/01/46	$410	$ 438,786
Class A, 5.50%, 12/01/51	590	619,681
City of New York, GO
Series A-1, 5.00%, 08/01/47	2,960	3,042,017
Series A-1, 5.00%, 08/01/53	970	997,373
Series F-1, 4.00%, 03/01/47	2,730	2,486,087
Series G-1, 5.25%, 02/01/50	1,015	1,067,111
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	3,360	3,109,151
Series A, 4.25%, 04/01/52	5,000	4,755,209
Series A, 4.00%, 04/01/54	1,340	1,221,069
County of Nassau New York, Refunding GOL, Series A, (AGM), 4.00%, 04/01/49	4,235	3,921,071
New York City Industrial Development Agency, RB(c)
(AGM), 0.00%, 03/01/39	5,000	2,930,319
(AGM), 0.00%, 03/01/43	4,330	1,960,753
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	4,395	4,184,570
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D, 5.50%, 05/01/52	1,015	1,081,877
Sub-Series E-1, 5.00%, 02/01/43	1,200	1,216,030
Subordinate, 5.25%, 02/01/52(d)	1,015	1,066,235
Series A-1, Subordinate, 5.50%, 05/01/50	2,025	2,178,689
Series B, Subordinate, 4.38%, 05/01/53	2,845	2,747,473
Series C-S, Subordinate, 5.00%, 05/01/50	1,335	1,372,487
Series F-1, Subordinate, 5.00%, 02/01/44	430	453,183
Series F-1, Subordinate, 4.00%, 02/01/51	8,110	7,426,285
Series H-1, Subordinate, 5.25%, 11/01/48	3,250	3,446,072
Series H-1, Subordinate, 5.50%, 11/01/51	360	385,299
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/42	2,640	1,218,584
Series B, Sub Lien, 0.00%, 11/15/47	6,740	2,242,494
Series B, Sub Lien, 0.00%, 11/15/48	3,550	1,113,110
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	7,275	1,550,834
New York Liberty Development Corp., Refunding RB
Series 1, 3.00%, 02/15/42	1,110	964,849
Series A, Sustainability Bonds, 3.00%, 11/15/51	4,805	3,454,817
Saratoga County Capital Resource Corp., RB, 5.00%, 07/01/47	1,055	1,106,092
Schenectady County Capital Resource Corp., RB, Series A, 5.50%, 01/01/57	1,725	1,818,746
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,600	1,433,074
Series A, 4.25%, 05/15/58	5,620	5,145,382
Series A-1, 4.13%, 05/15/64	7,760	6,889,541
		90,956,522
Education — 10.3%
Albany Capital Resource Corp., Refunding RB(e)(f)
4.00%, 07/01/41	496	9,924
4.00%, 07/01/51	516	10,319
Build NYC Resource Corp., RB(b)
5.00%, 09/01/59	1,530	1,381,550
Sustainability Bonds, 5.75%, 06/01/52	1,000	1,000,285
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	815	743,720
Series A, 5.00%, 06/01/43	525	525,407

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Dutchess County Local Development Corp., RB, 5.00%, 07/01/43	$685	$ 701,078
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	2,035	1,856,594
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	4,190	4,320,138
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	6,970	6,282,680
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	4,580	5,418,046
Series A, 5.00%, 07/01/46	490	492,661
Sustainability Bonds, 5.00%, 07/01/50	1,625	1,653,437
Series A, Sustainability Bonds, 5.00%, 07/01/48	580	605,609
Series A, Sustainability Bonds, 5.25%, 07/01/50	515	549,351
Series A, Sustainability Bonds, 5.25%, 07/01/55	1,320	1,402,092
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	1,380	1,382,244
Series A, 4.00%, 07/01/49	435	380,618
Series A, 5.00%, 07/01/50	3,070	3,050,654
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 12/01/43	3,250	3,400,704
4.00%, 12/01/47	1,650	1,510,531
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 01/01/47	5,540	5,562,166
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/39	550	582,169
		42,821,977
Health — 10.9%
Albany Capital Resource Corp., Refunding RB, Series A, 5.50%, 05/01/55	3,655	3,860,564
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	2,950	2,989,870
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,495	1,465,305
Class A, 5.50%, 07/01/47	920	838,937
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,810	1,818,483
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	800	767,788
Series A, 5.00%, 12/01/32	830	831,389
Series A, 5.00%, 12/01/37	350	350,565
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	1,450	1,444,642
4.00%, 12/01/39	525	517,590
4.00%, 12/01/46	2,870	2,474,246
New York State Dormitory Authority, RB
Series 1, 5.25%, 07/01/54	1,055	1,123,647
Series 1-A, 4.00%, 07/01/51	7,100	6,436,036
Series A, 4.00%, 07/01/50	1,100	977,658
Series A, 5.13%, 11/15/55	500	502,303
Series A-1, (AGM), 5.50%, 07/01/55	2,030	2,159,879
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	460	376,474
4.25%, 05/01/52	4,355	3,952,505
5.00%, 05/01/52	5,910	5,988,572
Class A, 5.25%, 05/01/54	1,475	1,522,652
Series 1, 4.00%, 07/01/47	3,250	3,005,684
Security	Par (000)	Value
Health (continued)
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	$625	$ 626,011
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	610	619,834
5.00%, 07/01/56	680	612,848
		45,263,482
Housing — 11.3%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 4.90%, 11/01/50	3,050	3,059,078
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	3,440	3,385,702
Series A, Sustainability Bonds, 4.75%, 11/01/48	420	421,774
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	3,250	3,201,654
Series A, Sustainability Bonds, (FHLMC), 5.20%, 02/01/55	2,290	2,328,295
Series A-1, Sustainability Bonds, (Remove), 4.65%, 11/01/49	790	787,923
Series B-1, Sustainability Bonds, 5.25%, 11/01/55	305	309,857
Series B-1, Class A, Sustainability Bonds, (HUD SECT 8), 4.65%, 11/01/49	1,185	1,181,884
Series C, Sustainability Bonds, (FHLMC), 4.95%, 02/01/55	3,495	3,508,237
Series C-1, Sustainability Bonds, 5.05%, 11/01/50	810	822,294
Series C-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 08/01/54	1,345	1,301,705
Series D, Sustainability Bonds, (HUD SECT 8), 5.00%, 05/01/56	2,160	2,165,951
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	810	783,762
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.45%, 11/01/49	1,420	1,383,728
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	1,015	980,569
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	4,310	4,274,781
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	2,520	2,438,822
Series F-1A, Sustainability Bonds, 5.00%, 11/01/54	1,550	1,561,013
New York State Housing Finance Agency, RB, M/F Housing
Series A, 4.65%, 11/15/38	950	950,210
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,525	1,534,012
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	625	616,046
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	3,960	3,986,336
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	1,630	1,667,280
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	4,500	4,445,097
		47,096,010
State — 9.6%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/46	4,070	4,269,465
Empire State Development Corp., Refunding RB, 5.00%, 03/15/47	3,300	3,420,651
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/43	$1,220	$ 1,323,877
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/44	5,275	5,437,241
Series A, 5.00%, 03/15/45	3,300	3,384,364
Series A, 5.00%, 03/15/52	4,625	4,766,770
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,460	1,520,800
Series A, 4.00%, 03/15/54	8,600	7,785,002
Series D, 5.00%, 02/15/48	1,535	1,571,117
New York State Thruway Authority, RB, Series A, 5.00%, 03/15/49	4,060	4,231,900
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/48	2,045	2,092,333
		39,803,520
Tobacco — 2.0%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	2,190	1,844,077
5.00%, 06/01/48	820	637,346
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	330	287,635
Series A-2B, 5.00%, 06/01/51	1,110	931,767
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	2,250	2,162,560
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	770	774,321
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	2,295	1,878,858
		8,516,564
Transportation — 35.9%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,250	1,256,807
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	2,950	2,992,796
Series A, (AGM), 4.00%, 02/15/47	2,760	2,542,461
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-2, Sustainability Bonds, 5.00%, 11/15/48	915	951,462
Metropolitan Transportation Authority, RB
Series A-1, Sustainability Bonds, 4.00%, 11/15/45	1,125	1,018,606
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,950	1,709,174
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	3,320	2,889,378
Metropolitan Transportation Authority, Refunding RB
Series A, Sustainability Bonds, 5.50%, 11/15/47	3,960	4,234,884
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	2,155	1,873,210
Series C-1, Sustainability Bonds, (BAM-TCRS), 4.75%, 11/15/45	4,580	4,637,940
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	5,640,848
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	515	515,465
New York State Thruway Authority, Refunding RB
Series A, 5.25%, 01/01/56	1,225	1,291,291
Series P, 5.00%, 01/01/49	1,015	1,062,792
Series B, Subordinate, 4.00%, 01/01/50	485	429,092
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	6,115	6,715,873
AMT, 5.00%, 12/01/35	1,595	1,738,787
AMT, 5.00%, 12/01/39	950	1,010,118
AMT, 5.00%, 12/01/41	550	580,097
Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., ARB (continued)
Series A, AMT, 5.00%, 07/01/46	$8,210	$ 8,209,584
Series A, AMT, 5.25%, 01/01/50	6,685	6,685,243
Series B, AMT, (AGM), 5.00%, 12/31/54(g)	1,980	1,314,620
AMT, Sustainability Bonds, 6.00%, 06/30/50	810	863,434
AMT, Sustainability Bonds, 6.00%, 06/30/55	2,265	2,400,491
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/41	560	540,135
AMT, 4.00%, 10/31/46	1,815	1,606,204
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	1,665	1,666,191
AMT, Sustainability Bonds, 6.00%, 06/30/54	2,770	2,879,150
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	810	808,587
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	10,935	11,057,815
AMT, Sustainability Bonds, 5.50%, 06/30/60	4,020	4,069,631
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/37	2,350	2,479,275
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	4,090	4,131,216
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,325	1,141,363
Port Authority of New York & New Jersey, Refunding ARB
Series 240, 5.00%, 07/15/53	2,035	2,115,943
AMT, 5.00%, 01/15/47	3,250	3,309,769
Series 177, AMT, 4.00%, 01/15/43	735	695,573
Series 202, AMT, 5.00%, 10/15/34	2,040	2,084,323
Series 206, AMT, 5.00%, 11/15/47	4,065	4,091,043
Series 231, AMT, 5.50%, 08/01/52	1,685	1,769,443
Port Authority of New York & New Jersey, Refunding RB
Series 250, 5.25%, 10/15/55	2,030	2,165,903
Series 242, AMT, 5.00%, 12/01/39	790	862,542
Series 242, AMT, 5.00%, 12/01/48	2,030	2,063,234
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	4,600	4,769,953
Series A, 4.00%, 11/15/52	5,500	4,952,260
Series A, 5.25%, 12/01/54	5,060	5,325,161
Series A, 5.50%, 11/15/57	2,145	2,274,927
Series A-1, 5.25%, 11/15/55	465	491,793
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	1,800	1,847,811
Series C, 5.00%, 05/15/47	4,805	4,976,444
Series C, 4.13%, 05/15/52	4,900	4,495,125
Series C, Sustainability Bonds, 5.25%, 11/15/42	715	790,980
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	9,000	7,378,376
		149,404,623
Utilities — 16.4%
Long Island Power Authority, RB
(BAM-TCRS), 5.00%, 09/01/42	5,700	5,838,278
5.00%, 09/01/47	550	556,873
Series E, Sustainability Bonds, 5.00%, 09/01/53	2,865	2,957,747
Long Island Power Authority, Refunding RB, Series A, 5.25%, 09/01/50	4,060	4,319,814
New York City Municipal Water Finance Authority, RB
Series BB, 5.00%, 06/15/52	3,440	3,555,818
Sub Series AA-1, 5.00%, 06/15/55	4,065	4,197,761
Subordinate, 5.25%, 06/15/56(d)	4,065	4,292,742
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	2,275	2,179,308
Series DD, 4.13%, 06/15/47	2,145	2,038,676

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
New York City Municipal Water Finance Authority, Refunding RB (continued)
Series EE, 5.00%, 06/15/45	$2,750	$ 2,899,396
New York Power Authority, RB
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	2,565	2,690,058
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/53	3,675	3,822,990
Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/58	6,430	6,718,755
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/50	7,125	6,488,993
Series A, Sustainability Bonds, 4.00%, 11/15/55	6,515	5,809,325
Series A, Sustainability Bonds, 4.00%, 11/15/60	560	491,460
New York State Environmental Facilities Corp., RB, Series A, Sustainability Bonds, 5.00%, 09/15/54	3,960	4,166,327
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/51	3,180	3,299,371
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	1,125	1,018,378
Utility Debt Securitization Authority, Refunding RB, Series 2, Sustainability Bonds, 5.00%, 06/15/53	810	849,010
		68,191,080
Total Municipal Bonds in New York		519,502,271
Puerto Rico — 3.3%
State — 3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1	965
Series A-1, Restructured, 5.00%, 07/01/58	1,719	1,682,478
Series A-2, Restructured, 4.78%, 07/01/58	123	117,332
Series A-2, Restructured, 4.33%, 07/01/40	328	326,013
Series B-1, Restructured, 4.75%, 07/01/53	551	531,455
Series B-1, Restructured, 5.00%, 07/01/58	8,579	8,278,646
Series B-2, Restructured, 4.78%, 07/01/58	722	688,731
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,509	2,255,248
Total Municipal Bonds in Puerto Rico		13,880,868
South Carolina — 1.0%
Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,800	4,087,198
Total Municipal Bonds — 135.6% (Cost: $557,148,310)		564,572,457
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
New York — 32.7%
County/City/Special District/School District — 8.2%
Battery Park City Authority, RB, Sustainability Bonds, Series A, 5.00%, 11/01/53	$4,814	$ 5,007,384
City of New York, GO
Series B, 5.25%, 10/01/47	5,395	5,629,633
Series E1, 5.25%, 04/01/44	10,000	10,745,518
County of Nassau New York, GOL(i)
Series A, 5.00%, 04/01/49	4,058	4,273,952
Series A, 5.00%, 04/01/55	4,060	4,240,994
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Class A, 5.25%, 05/15/52(i)	4,080	4,243,213
		34,140,694
Education — 1.4%
Onondaga Civic Development Corp., RB, 5.50%, 12/01/56(i)	5,456	5,924,548
Housing — 1.2%
New York City Housing Development Corp., 5.00%, 11/01/55	5,074	5,090,063
State — 6.8%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/44	10,000	10,307,566
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/55	4,060	4,186,738
Series B, 5.00%, 03/15/54(i)	5,038	5,192,737
Series C, 5.50%, 03/15/53(i)	6,100	6,535,328
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/46(i)	1,770	1,830,345
		28,052,714
Transportation — 7.3%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	5,500	5,579,790
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Sustainability Bonds, Series B-2, 5.00%, 11/15/47(i)	8,414	8,792,336
Port Authority of New York & New Jersey, Refunding ARB, AMT, Series 200, 5.50%, 08/01/52(i)	5,440	5,712,624
Triborough Bridge & Tunnel Authority, Refunding RB
Series C, 4.13%, 05/15/52	5,000	4,586,863
Series C, 5.25%, 05/15/52(i)	5,360	5,563,700
		30,235,313
Utilities — 7.8%
New York City Municipal Water Finance Authority, RB
Series BB, 5.25%, 06/15/55	11,325	11,928,765
Sub Series CC-1, 5.25%, 06/15/54	5,520	5,786,973
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.25%, 06/15/48(i)	$6,976	$ 7,391,901
Utility Debt Securitization Authority, Refunding RB, Sustainability Bonds, Series 2, 5.00%, 12/15/50(i)	7,040	7,415,770
		32,523,409
Total Municipal Bonds in New York		135,966,741
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.7% (Cost: $134,123,160)		135,966,741

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(j)	12,254	24,508
Total Warrants — 0.0% (Cost: $ — )		24,508
Total Long-Term Investments — 168.3% (Cost: $691,271,470)		700,563,706
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(k)(l)	8,662,338	8,663,204
Total Short-Term Securities — 2.1% (Cost: $8,663,204)		8,663,204
Total Investments — 170.4% (Cost: $699,934,674)		709,226,910
Liabilities in Excess of Other Assets — 0.0%		(408,334)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.1)%		(91,826,202)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.3)%		(200,834,223)
Net Assets Applicable to Common Shares — 100.0%		$ 416,158,151

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2030 to June 1, 2033, is $49,388,380.
See Note 4 of the Notes to Financial Statements for details.

(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 22,688,818	$ —	$ (14,025,614)(a)	$ —	$ —	$ 8,663,204	8,662,338	$ 76,630	$ —

(a)	Represents net amount purchased (sold).

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,216,965)	$ —	$ (1,216,965)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 743,628	$ —	$ 743,628
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$19,391,328
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 564,572,457	$ —	$ 564,572,457
Municipal Bonds Transferred to Tender Option Bond Trusts	—	135,966,741	—	135,966,741
Warrants	—	—	24,508	24,508
Short-Term Securities
Money Market Funds	8,663,204	—	—	8,663,204
	$8,663,204	$700,539,198	$24,508	$709,226,910
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(91,230,170)	$—	$(91,230,170)
VRDP Shares at Liquidation Value	—	(201,000,000)	—	(201,000,000)
	$—	$(292,230,170)	$—	$(292,230,170)
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.2%
Corporate — 0.2%
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56(a)	$255	$ 265,186
California — 0.2%
Transportation — 0.2%
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	560	420,000
Pennsylvania — 138.4%
Corporate — 2.0%
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	855	875,533
Pennsylvania Economic Development Financing Authority, RB, 6.88%, 09/01/47(b)	1,190	1,243,184
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	325	326,627
Series C, 5.25%, 12/01/37(a)	570	572,877
AMT, 5.50%, 11/01/44	135	135,060
		3,153,281
County/City/Special District/School District — 23.1%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,260	1,286,076
5.00%, 05/01/42	1,455	1,499,407
Series A, 5.25%, 05/01/42	1,875	1,908,667
Bristol Township School District, GOL, (BAM SAW), 5.00%, 06/01/42	1,685	1,707,434
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	650	623,058
4.75%, 03/01/50	1,495	1,330,857
City of Philadelphia Pennsylvania, GO
Series A, 5.00%, 08/01/35	1,000	1,176,441
Series A, 5.25%, 08/01/45	575	626,216
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/43	100	105,433
Coatesville School District, GOL, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/35	1,435	977,251
Series A, (BAM SAW), 0.00%, 10/01/37	1,395	854,844
County of Allegheny Pennsylvania, GO
5.00%, 12/01/54	2,085	2,138,296
Series C-78, 4.00%, 11/01/45	3,440	3,309,217
Cumberland Valley School District, GOL, Series A, (BAM SAW), 5.00%, 12/01/53	1,300	1,337,852
Elizabeth Forward School District, GOL, (BAM SAW), 4.50%, 09/01/50	2,245	2,222,812
General Authority of Southcentral Pennsylvania, Refunding RB, 3.50%, 11/15/35	1,095	1,095,607
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	925	1,026,707
AMT, 5.50%, 06/30/43	2,500	2,654,154
AMT, 6.00%, 06/30/61	1,305	1,380,040
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	2,500	2,641,706
Security	Par (000)	Value
County/City/Special District/School District (continued)
School District of Philadelphia, GOL (continued)
Series D, (AGM SAW), 3.00%, 09/01/44	$2,345	$ 1,895,002
Shaler Area School District, GO, (XLCA SAW), 0.00%, 09/01/30(c)	6,145	5,283,827
		37,080,904
Education — 21.9%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	430	412,466
5.00%, 10/01/49	430	361,599
Chester County Industrial Development Authority Refunding RB, (BAM), 4.00%, 08/01/48	3,000	2,702,789
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	3,600	3,232,050
Cumberland County Municipal Authority, Refunding RB, 5.00%, 05/01/56	1,000	1,020,073
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 11/01/54	1,330	1,265,780
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 08/01/49	2,455	2,567,580
Pennsylvania Higher Education Assistance Agency, RB
Sub-Series 1C, AMT, 5.00%, 06/01/51	3,130	2,995,196
Series 1C, AMT, Subordinate, 5.50%, 06/01/52	735	753,086
Series B, AMT, Subordinate, 3.13%, 06/01/48	350	246,070
Series B, AMT, Subordinate, 5.00%, 06/01/50	520	496,110
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 06/15/55	1,200	1,082,455
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/41	500	503,559
Series A, 5.00%, 11/01/31	845	895,265
Series A, (AGM), 4.00%, 05/01/50	4,645	4,100,573
Pennsylvania State University, RB, 5.25%, 09/01/54	1,285	1,359,131
Pennsylvania State University, Refunding RB, Series A, 5.50%, 09/01/55	1,600	1,736,582
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	180	178,698
5.00%, 06/15/39	335	332,603
4.00%, 12/01/48	3,300	3,019,816
5.00%, 06/15/49	935	841,552
5.00%, 06/15/50	575	516,607
5.25%, 11/01/52	1,355	1,384,502
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	300	300,897
Series A, 5.25%, 06/15/52	375	358,964
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/48	2,395	2,504,963
		35,168,966
Health — 28.9%
Allegheny County Hospital Development Authority, RB
Series B, (NPFGC), 6.00%, 07/01/26	2,000	2,028,081
Series D2, 2.98%, 11/15/47(a)	1,040	1,031,291
Allegheny County Hospital Development Authority, Refunding RB, Series A, 4.00%, 04/01/37	1,700	1,703,950
Chester County Health and Education Facilities Authority, Refunding RB
5.25%, 06/01/55	1,750	1,766,717
Series A, 5.00%, 10/01/52	1,000	1,004,614
Cumberland County Municipal Authority, Refunding RB
4.00%, 01/01/36	395	396,985

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
Cumberland County Municipal Authority, Refunding RB (continued)
4.13%, 01/01/38	$160	$ 160,354
5.00%, 01/01/38	875	875,634
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	2,060	1,833,012
Geisinger Authority, Refunding RB
5.00%, 04/01/50	1,825	1,844,222
Series A-1, 5.00%, 02/15/45	4,395	4,427,916
Lancaster County Hospital Authority, RB, 5.00%, 11/01/46	1,000	1,009,480
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	565	497,649
5.00%, 12/01/49	420	404,907
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/44	510	520,611
Series A, 5.00%, 05/01/49	385	383,389
Series A, 5.00%, 12/01/55	550	533,855
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	665	574,679
Class B, 5.00%, 05/01/57	2,000	1,975,408
Series B, (BAM-TCRS), 4.00%, 05/01/52	1,530	1,352,993
Montgomery County Industrial Development Authority, RB, Series C, 4.00%, 11/15/43	200	189,750
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	220	220,087
5.00%, 12/01/46	400	387,173
Northampton County General Purpose Authority, Refunding RB
Series A1, (AGM), 4.00%, 08/15/43	2,085	1,991,864
Series A1, 5.25%, 08/15/53	2,085	2,146,618
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 05/15/31	3,420	3,789,309
Series A-2, 4.00%, 05/15/53	1,020	878,777
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 02/15/52	640	553,431
Series B, 5.00%, 03/15/50	2,705	2,749,105
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	1,900	1,490,220
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/49	2,380	2,189,648
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 01/01/27(d)	3,000	3,074,124
St Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	1,000	1,008,777
Wayne County Hospital & Health Facilities Authority, RB, Series A, (GTD), 4.00%, 07/01/46	1,595	1,464,703
		46,459,333
Housing — 14.6%
Maryland Community Development Administration, RB, S/F Housing, Series 145A, Sustainability Bonds, 6.00%, 10/01/54	2,045	2,233,260
Pennsylvania Housing Finance Agency, RB, M/F Housing, (HUD SECT 8), 3.15%, 01/01/46(a)	700	704,814
Pennsylvania Housing Finance Agency, RB, S/F Housing
Sustainability Bonds, 4.95%, 10/01/53	1,700	1,702,006
Sustainability Bonds, 6.25%, 10/01/55	1,700	1,960,883
Series 145A, Sustainability Bonds, 4.60%, 10/01/44	2,120	2,138,660
Security	Par (000)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing (continued)
Series 146A, Sustainability Bonds, 4.13%, 10/01/39	$1,000	$ 1,010,219
Series 146A, Sustainability Bonds, 4.50%, 10/01/44	1,000	1,006,552
Series 148A, Sustainability Bonds, 4.80%, 10/01/55	2,320	2,305,062
Series 149A, Sustainability Bonds, 5.20%, 04/01/53	1,085	1,103,767
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,000	1,038,329
Series 150A, Sustainability Bonds, 5.25%, 10/01/52	2,170	2,225,796
Series 2022, Sustainability Bonds, 4.15%, 10/01/42	2,100	2,103,481
Philadelphia Authority for Industrial Development, RB, M/F Housing(e)(f)
Series A, 3.50%, 12/01/36	810	696,600
Series A, 4.00%, 12/01/46	2,970	2,554,200
Series A, 4.00%, 12/01/51	805	692,300
		23,475,929
State — 6.6%
Commonwealth of Pennsylvania, GO
4.25%, 04/01/46	1,020	997,559
1st Series, Class B, 4.00%, 08/15/43	1,855	1,838,783
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	2,270	2,275,301
5.00%, 06/30/42	2,000	2,002,094
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	3,920	3,543,718
		10,657,455
Tobacco — 3.6%
Commonwealth Financing Authority, RB
5.00%, 06/01/34	4,175	4,369,067
5.00%, 06/01/35	1,295	1,352,074
		5,721,141
Transportation — 26.5%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.25%, 01/01/39	880	993,204
Series A, AMT, (AGM), 5.50%, 01/01/53	500	521,114
Series A, AMT, 5.00%, 01/01/56	920	924,910
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, (AGM), 4.00%, 07/01/46	4,525	4,123,231
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series B, AMT, 5.50%, 07/01/51	500	526,622
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	610	621,921
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.25%, 06/30/53	3,695	3,732,353
AMT, (AGM), 5.00%, 12/31/57	2,000	2,005,169
Pennsylvania Turnpike Commission, RB
5.00%, 12/01/46	400	401,007
Sub-Series B-1, 5.00%, 06/01/42	385	391,160
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,013,861
1st Series, Subordinate, 5.00%, 12/01/40	2,035	2,255,879
Series A, Subordinate, 3.00%, 12/01/42	1,400	1,185,523
Series A, Subordinate, 4.00%, 12/01/46	1,000	924,424
Series A, Subordinate, 4.00%, 12/01/49	2,000	1,813,263
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,254,332
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	1,385	1,269,875
Pennsylvania Turnpike Commission, RB, CAB(c)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,975	1,052,236
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Pennsylvania Turnpike Commission, RB, CAB(c) (continued)
Sub-Series A-3, 0.00%, 12/01/42	$4,760	$ 2,181,859
Pennsylvania Turnpike Commission, Refunding RB
1st Series, 5.00%, 12/01/43	860	939,249
Subordinate, 5.00%, 12/01/42	125	137,738
Series 2017-3, Subordinate, 5.00%, 12/01/40	2,345	2,411,046
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	8,000	8,388,058
5.25%, 06/01/52	2,305	2,393,524
		42,461,558
Utilities — 11.2%
Allegheny County Sanitary Authority, Refunding RB
4.00%, 12/01/49	485	448,832
5.25%, 12/01/55	645	678,574
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series C, (AGM), 5.25%, 09/01/49	1,500	1,595,729
Series C, 5.50%, 06/01/52	1,900	2,013,848
Series C, (AGM), 5.25%, 09/01/54	500	528,009
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,240	1,249,208
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	1,195	934,045
Philadelphia Gas Works Co., Refunding RB, Series A, (AGM), 5.25%, 08/01/54	7,500	7,852,675
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGM), 5.00%, 09/01/55	970	998,932
Westmoreland County Municipal Authority, RB, (AGM), 5.00%, 08/15/49	1,000	1,033,357
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	580	585,671
		17,918,880
Total Municipal Bonds in Pennsylvania		222,097,447
Puerto Rico — 3.0%
State — 3.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	292	285,796
Series A-2, Restructured, 4.78%, 07/01/58	46	43,881
Series A-2, Restructured, 4.33%, 07/01/40	125	124,243
Series B-1, Restructured, 4.75%, 07/01/53	208	200,622
Series B-1, Restructured, 5.00%, 07/01/58	3,258	3,143,936
Series B-2, Restructured, 4.78%, 07/01/58	274	261,374
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	2,091	724,493
Total Municipal Bonds in Puerto Rico		4,784,345
Security	Par (000)	Value
Wisconsin — 1.2%
Transportation — 1.2%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	$850	$ 884,359
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,043,800
Total Municipal Bonds in Wisconsin		1,928,159
Total Municipal Bonds — 143.0% (Cost: $229,852,927)		229,495,137
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
Pennsylvania — 18.2%
Education — 6.3%
Pennsylvania Higher Educational Facilities Authority, RB, Series AR, 4.00%, 06/15/38	10,160	10,160,334
Health — 2.7%
Pennsylvania Higher Educational Facilities Authority, Refunding RB, 5.25%, 08/15/50(h)	4,000	4,274,835
Housing — 4.5%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	3,209	3,345,823
Series 147 A, Sustainability Bonds, 4.70%, 10/01/49(h)	1,410	1,414,314
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Sustainability Bonds, Series 142-A, 5.00%, 10/01/50	2,538	2,558,517
		7,318,654
Utilities — 4.7%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 5.50%, 09/01/53	2,481	2,646,097
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/54(h)	4,648	4,866,394
		7,512,491
Total Municipal Bonds in Pennsylvania		29,266,314
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.2% (Cost: $29,044,489)		29,266,314

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(i)	4,624	9,248
Total Warrants — 0.0% (Cost: $ — )		9,248
Total Long-Term Investments — 161.2% (Cost: $258,897,416)		258,770,699

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(j)(k)	2,215,859	$ 2,216,080
Total Short-Term Securities — 1.4% (Cost: $2,216,071)		2,216,080
Total Investments — 162.6% (Cost: $261,113,487)		260,986,779
Other Assets Less Liabilities — 0.6%		930,047
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.8)%		(19,011,947)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.4)%		(82,420,061)
Net Assets Applicable to Common Shares — 100.0%		$ 160,484,818

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on August 1, 2032 to October 1, 2042, is $7,070,205. See
Note 4 of the Notes to Financial Statements for details.

(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,568,789	$ —	$ (1,352,709)(a)	$ —	$ —	$ 2,216,080	2,215,859	$ 115,800	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 229,495,137	$ —	$ 229,495,137
Municipal Bonds Transferred to Tender Option Bond Trusts	—	29,266,314	—	29,266,314
Warrants	—	—	9,248	9,248
Short-Term Securities
Money Market Funds	2,216,080	—	—	2,216,080
	$2,216,080	$258,761,451	$9,248	$260,986,779
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Pennsylvania Quality Fund (MPA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(18,861,288)	$—	$(18,861,288)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)
	$—	$(101,461,288)	$—	$(101,461,288)
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2026
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 2.8%
Corporate — 2.8%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 05/01/55	$1,780	$ 1,920,261
Series D, 5.00%, 03/01/55	825	891,001
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	645	680,944
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	1,890	1,967,595
Series B, 5.25%, 03/01/55	1,850	1,957,885
Total Municipal Bonds in Alabama		7,417,686
California(a) — 0.7%
Corporate — 0.4%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	1,110	1,171,353
Transportation — 0.3%
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)	980	735,000
Total Municipal Bonds in California		1,906,353
Georgia — 1.0%
Corporate — 1.0%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	2,620	2,659,950
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	460	483,869
Kentucky — 1.7%
Corporate — 1.7%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	4,230	4,557,258
New York — 126.5%
Corporate — 6.8%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	385	385,697
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56	7,840	8,355,248
New York Liberty Development Corp., RB, 5.50%, 10/01/37	655	792,476
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	2,155	2,544,938
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	1,670	1,772,995
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	610	647,652
AMT, 5.00%, 10/01/40	3,640	3,747,104
		18,246,110
County/City/Special District/School District — 21.4%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	525	588,943
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,015	1,124,701
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,235	1,354,958
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,710	1,791,876
Security	Par (000)	Value
County/City/Special District/School District (continued)
Battery Park City Authority, Refunding RB, Sustainability Bonds, 5.25%, 11/01/55	$2,620	$ 2,802,476
Build NYC Resource Corp., RB
Class A, 5.38%, 12/01/46	260	278,255
Class A, 5.50%, 12/01/51	380	399,117
City of New York, GO
Series A-1, 5.00%, 08/01/47	1,895	1,947,508
Series A-1, 5.00%, 08/01/53	625	642,637
Series D, 5.38%, 06/01/32	25	25,059
Series F-1, 5.00%, 03/01/44	2,000	2,087,313
Series G-1, 5.25%, 02/01/50	655	688,628
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	2,170	2,007,994
Series A, 4.00%, 04/01/54	865	788,227
County of Nassau New York, Refunding GOL, Series B, (AGM), 5.00%, 04/01/49	3,570	3,690,755
New York City Industrial Development Agency, RB(c)
(AGM), 0.00%, 03/01/35	500	363,223
(AGM), 0.00%, 03/01/39	1,000	586,064
(AGM), 0.00%, 03/01/42	3,710	1,797,066
(AGM), 0.00%, 03/01/45	2,000	786,581
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D, 5.50%, 05/01/52	655	698,157
Sub-Series E-1, 5.00%, 02/01/43	765	775,219
Subordinate, 5.25%, 02/01/52(d)	655	688,063
Series A-1, Subordinate, 5.00%, 08/01/41	1,000	1,084,591
Series A-1, Subordinate, 4.00%, 08/01/48	2,000	1,847,467
Series A-1, Subordinate, 5.50%, 05/01/50	1,315	1,414,803
Series B, Subordinate, 4.38%, 05/01/53	1,835	1,772,096
Series C-S, Subordinate, 5.00%, 05/01/50	855	879,008
Series F-1, Subordinate, 4.00%, 02/01/51	5,305	4,857,761
Series H-1, Subordinate, 5.25%, 11/01/48	2,095	2,221,391
Series H-1, Subordinate, 5.50%, 11/01/51	275	294,325
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(c)	4,000	899,312
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	680	680,034
Series 1, 3.00%, 02/15/42	1,015	882,272
Saratoga County Capital Resource Corp., RB, 5.00%, 07/01/47	685	718,174
Schenectady County Capital Resource Corp., RB, Series A, 5.50%, 01/01/57	1,120	1,180,867
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.25%, 05/15/58	2,365	2,165,272
Series A, 4.50%, 05/15/63	5,000	4,753,272
Series A-1, 4.13%, 05/15/64	6,310	5,602,191
		57,165,656
Education — 11.5%
Albany Capital Resource Corp., Refunding RB(e)(f)
4.00%, 07/01/41	335	6,710
4.00%, 07/01/51	347	6,935
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	535	516,791
5.00%, 10/01/48	410	375,594
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	345	351,247
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., RB(b)
5.00%, 09/01/59	$1,020	$ 921,033
Series A, 5.13%, 05/01/38	660	663,654
Series A, 5.50%, 05/01/48	270	261,055
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	525	479,084
Series A, 5.00%, 06/01/38	750	750,829
County of Cattaraugus New York, RB
5.00%, 05/01/34	170	170,248
5.00%, 05/01/39	125	125,110
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	1,000	1,000,787
5.00%, 07/01/44	500	500,186
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	455	465,679
4.00%, 07/01/49	3,000	2,613,391
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	1,310	1,195,154
Hempstead Town Local Development Corp., Refunding RB, 5.00%, 10/01/35	935	936,531
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	1,440	1,703,490
Sustainability Bonds, 5.00%, 07/01/50	1,050	1,068,375
Series A, Sustainability Bonds, 5.00%, 07/01/48	385	401,999
Series A, Sustainability Bonds, 5.25%, 07/01/50	335	357,345
Series A, Sustainability Bonds, 5.25%, 07/01/55	850	902,862
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	3,445	3,450,602
Series A, 4.00%, 07/01/47	1,285	1,110,809
Series A, 4.00%, 07/01/49	285	249,370
Series A, 5.00%, 07/01/50	1,985	1,972,491
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	1,065	1,075,773
5.00%, 12/01/43	2,095	2,192,146
4.00%, 12/01/47	1,000	915,473
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 01/01/47	3,995	4,010,985
		30,751,738
Health — 9.8%
Albany Capital Resource Corp., Refunding RB, Series A, 5.50%, 05/01/55	2,360	2,492,731
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	1,900	1,925,679
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,010	989,939
Class A, 5.50%, 07/01/47	620	565,371
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	680	683,187
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	600	575,841
Series A, 5.00%, 12/01/32	420	420,703
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/46	2,150	1,853,529
New York State Dormitory Authority, RB
Series 1, 5.25%, 07/01/54	680	724,247
Series 1-A, 4.00%, 07/01/51	1,900	1,722,319
Series A, 4.00%, 07/01/50	710	631,034
Series A, 5.13%, 11/15/55	300	301,381
Series A-1, (AGM), 5.50%, 07/01/55	1,310	1,393,814
Security	Par (000)	Value
Health (continued)
New York State Dormitory Authority, Refunding RB
4.25%, 05/01/52	$3,000	$ 2,722,736
5.00%, 05/01/52	2,210	2,239,381
Class A, 5.25%, 05/01/54	2,525	2,606,574
Series 1, 4.00%, 07/01/47	2,090	1,932,886
Oneida County Local Development Corp., RB, Class A, (AGM), 4.00%, 12/01/46	1,100	1,006,564
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	530	530,857
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	110	110,034
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	410	416,610
5.00%, 07/01/56	465	419,080
		26,264,497
Housing — 12.0%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 4.90%, 11/01/50	1,965	1,970,848
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	4,115	4,050,047
Series A, Sustainability Bonds, 4.75%, 11/01/48	280	281,183
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	2,100	2,068,761
Series A, Sustainability Bonds, (FHLMC), 5.20%, 02/01/55	1,480	1,504,749
Series A-1, Sustainability Bonds, (Remove), 4.65%, 11/01/49	525	523,620
Series B-1, Sustainability Bonds, 5.25%, 11/01/55	195	198,105
Series B-1, Class A, Sustainability Bonds, (HUD SECT 8), 4.65%, 11/01/49	790	787,923
Series C, Sustainability Bonds, (FHLMC), 4.95%, 02/01/55	2,255	2,263,541
Series C-1, Sustainability Bonds, 5.05%, 11/01/50	525	532,968
Series C-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 08/01/54	895	866,190
Series D, Sustainability Bonds, (HUD SECT 8), 5.00%, 05/01/56	1,390	1,393,830
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	525	507,994
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.45%, 11/01/49	920	896,500
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	660	637,611
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	2,835	2,811,834
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	1,745	1,688,788
Series F-1A, Sustainability Bonds, 5.00%, 11/01/54	1,005	1,012,141
New York State Housing Finance Agency, RB, M/F Housing
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,015	1,020,998
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	405	399,198
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	2,630	2,647,491

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing (continued)
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	$1,070	$ 1,094,472
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	2,945	2,909,069
		32,067,861
State — 6.0%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/46	2,610	2,737,912
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, (SAW), 5.00%, 07/15/43	785	851,839
Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	1,290	1,209,361
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/52	2,995	3,086,806
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	935	973,937
Series A, 4.00%, 03/15/47	740	679,882
Series A, 4.00%, 03/15/54	2,720	2,462,233
New York State Thruway Authority, RB, Series A, 5.00%, 03/15/49	2,620	2,730,931
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/48	1,320	1,350,552
		16,083,453
Tobacco — 3.5%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	400	336,818
5.00%, 06/01/48	550	427,488
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,277	1,253,797
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	2,340	1,964,265
Series C, 4.00%, 06/01/51	2,250	1,602,877
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	630	605,517
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,410	1,417,913
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	890	728,620
Sub-Series C, 5.13%, 06/01/51	1,225	1,046,627
		9,383,922
Transportation — 32.8%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	915	928,274
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-2, Sustainability Bonds, 5.00%, 11/15/48	1,550	1,611,766
Metropolitan Transportation Authority, RB
Series A-1, Sustainability Bonds, 4.00%, 11/15/46	2,000	1,773,937
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,255	1,100,007
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	2,150	1,871,133
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,000	1,011,651
Series A, Sustainability Bonds, 5.50%, 11/15/47	2,630	2,812,562
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	1,395	1,212,588
Series A-1, Sustainability Bonds, 5.25%, 11/15/57	1,000	1,004,301
Security	Par (000)	Value
Transportation (continued)
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	$5,160	$ 5,147,087
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	625	625,565
New York State Thruway Authority, Refunding RB
Series A, 5.25%, 01/01/56	790	832,751
Series P, 5.00%, 01/01/49	655	685,841
Series B, Subordinate, 4.00%, 01/01/50	3,720	3,291,181
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	1,300	1,427,741
AMT, 5.00%, 12/01/35	5,000	5,450,744
AMT, 5.00%, 12/01/36	1,995	2,158,806
AMT, 5.00%, 12/01/40	1,040	1,098,194
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,100	1,074,793
Series A, AMT, 5.00%, 07/01/46	1,540	1,539,922
Series A, AMT, 5.25%, 01/01/50	8,440	8,440,306
Series B, AMT, (AGM), 5.00%, 12/31/54(g)	1,315	873,094
AMT, Sustainability Bonds, 6.00%, 06/30/50	525	559,633
AMT, Sustainability Bonds, 6.00%, 06/30/55	1,450	1,536,738
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/41	360	347,230
AMT, 4.00%, 10/31/46	2,000	1,769,921
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	1,115	1,115,797
AMT, Sustainability Bonds, 6.00%, 06/30/54	1,840	1,912,504
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	525	524,084
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	3,945	3,989,308
AMT, Sustainability Bonds, 5.50%, 06/30/60	3,580	3,624,199
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	845	853,515
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/45	1,105	1,009,194
Port Authority of New York & New Jersey, Refunding ARB
Series 240, 5.00%, 07/15/53	1,305	1,356,907
AMT, 5.00%, 01/15/47	2,095	2,133,528
Series 177, AMT, 4.00%, 01/15/43	1,120	1,059,921
Series 202, AMT, 5.00%, 10/15/34	1,300	1,328,245
Series 206, AMT, 5.00%, 11/15/47	2,625	2,641,817
Port Authority of New York & New Jersey, Refunding RB
Series 250, 5.25%, 10/15/55	1,310	1,397,701
Series 242, AMT, 5.00%, 12/01/39	530	578,667
Series 242, AMT, 5.00%, 12/01/48	1,310	1,331,447
Series 242, AMT, 5.00%, 12/01/53	2,795	2,821,148
Triborough Bridge & Tunnel Authority, RB
Series A, 5.25%, 12/01/54	3,270	3,441,359
Series A, 4.00%, 11/15/56	1,555	1,379,973
Series A, 5.50%, 11/15/57	4,430	4,698,334
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, Sustainability Bonds, 5.25%, 11/15/42	470	519,945
		87,903,359
Utilities — 22.7%
Long Island Power Authority, RB
(AGM), 0.00%, 06/01/28(c)	3,515	3,280,864
(BAM-TCRS), 5.00%, 09/01/42	3,655	3,743,668
5.00%, 09/01/47	555	561,935
Series C, (AGM), 5.25%, 09/01/29	4,000	4,335,119
Series E, Sustainability Bonds, 5.00%, 09/01/53	1,835	1,894,403
Long Island Power Authority, Refunding RB, Series A, 5.25%, 09/01/50	2,620	2,787,663
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
New York City Municipal Water Finance Authority, RB
Series BB, 5.00%, 06/15/52	$2,220	$ 2,294,743
Series CC-1, 4.00%, 06/15/52	4,000	3,621,976
Sub Series AA-1, 5.00%, 06/15/55	2,620	2,705,568
Subordinate, 5.25%, 06/15/56(d)	2,620	2,766,786
Series FF-1, Subordinate, 4.00%, 06/15/49	9,535	8,660,675
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	535	512,497
Series DD, 4.13%, 06/15/47	3,395	3,226,716
New York Power Authority, RB
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	4,180	4,383,798
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/53	2,375	2,470,640
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/55	7,610	6,785,720
Series A, Sustainability Bonds, 4.00%, 11/15/60	580	509,012
New York State Environmental Facilities Corp., RB, Series A, Sustainability Bonds, 5.00%, 09/15/54	2,630	2,767,030
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/51	2,035	2,111,390
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	730	660,814
Utility Debt Securitization Authority, Refunding RB, Series 2, Sustainability Bonds, 5.00%, 06/15/53	555	581,729
		60,662,746
Total Municipal Bonds in New York		338,529,342
Puerto Rico — 4.4%
State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	965	930,770
Series A-1, Restructured, 5.00%, 07/01/58	7,187	7,034,303
Series A-2, Restructured, 4.78%, 07/01/58	1,544	1,472,854
Series A-2, Restructured, 4.33%, 07/01/40	618	614,257
Series B-1, Restructured, 4.75%, 07/01/53	5	4,822
Series B-2, Restructured, 4.78%, 07/01/58	126	120,194
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	4,541	1,573,372
Total Municipal Bonds in Puerto Rico		11,750,572
South Carolina — 1.0%
Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	2,520	2,710,458
Total Municipal Bonds — 138.3% (Cost: $366,194,063)		370,015,488
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
New York — 30.8%
County/City/Special District/School District — 7.4%
Battery Park City Authority, RB, Sustainability Bonds, Series A, 5.00%, 11/01/53	3,116	3,241,294
Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Nassau New York, GOL(i)
Series A, 5.00%, 04/01/49	$4,139	$ 4,358,168
Series A, 5.00%, 04/01/55	2,620	2,736,799
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Class A, 5.25%, 05/15/52(i)	9,100	9,464,029
		19,800,290
Education — 1.4%
Onondaga Civic Development Corp., RB, 5.50%, 12/01/56(i)	3,518	3,819,489
Housing — 1.2%
New York City Housing Development Corp., 5.00%, 11/01/55	3,276	3,286,497
State — 4.6%
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/55	2,620	2,701,786
Series B, 5.00%, 03/15/54(i)	5,118	5,275,161
Series C, 5.50%, 03/15/53(i)	3,920	4,199,752
		12,176,699
Transportation — 9.7%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Sustainability Bonds, Series B-2, 5.00%, 11/15/47(i)	4,057	4,239,535
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/55	2,860	2,463,621
Port Authority of New York & New Jersey, Refunding ARB, AMT, Series 200, 5.50%, 08/01/52(i)	4,040	4,242,463
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	9,500	9,770,874
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.25%, 05/15/52(i)	5,000	5,190,019
		25,906,512
Utilities(i) — 6.5%
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	7,420	7,815,583
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.25%, 06/15/48	4,557	4,829,093
Utility Debt Securitization Authority, Refunding RB, Sustainability Bonds, Series 2, 5.00%, 12/15/50	4,580	4,824,464
		17,469,140
Total Municipal Bonds in New York		82,458,627
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.8% (Cost: $81,682,678)		82,458,627

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(j)	8,140	$ 16,280
Total Warrants — 0.0% (Cost: $ — )		16,280
Total Long-Term Investments — 169.1% (Cost: $447,876,741)		452,490,395
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(k)(l)	6,842,699	6,843,384
Total Short-Term Securities — 2.6% (Cost: $6,843,384)		6,843,384
Total Investments — 171.7% (Cost: $454,720,125)		459,333,779
Liabilities in Excess of Other Assets — (0.3)%		(621,705)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.1)%		(59,204,551)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.3)%		(132,000,000)
Net Assets Applicable to Common Shares — 100.0%		$ 267,507,523

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2030 to June 15, 2033, is $45,098,383.
See Note 4 of the Notes to Financial Statements for details.

(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 14,341,331	$ —	$ (7,497,947)(a)	$ —	$ —	$ 6,843,384	6,842,699	$ 54,700	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (774,241)	$ —	$ (774,241)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 462,710	$ —	$ 462,710
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$12,741,571
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock New York Municipal Income Trust (BNY)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 370,015,488	$ —	$ 370,015,488
Municipal Bonds Transferred to Tender Option Bond Trusts	—	82,458,627	—	82,458,627
Warrants	—	—	16,280	16,280
Short-Term Securities
Money Market Funds	6,843,384	—	—	6,843,384
	$6,843,384	$452,474,115	$16,280	$459,333,779
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(58,860,521)	$—	$(58,860,521)
VRDP Shares at Liquidation Value	—	(132,000,000)	—	(132,000,000)
	$—	$(190,860,521)	$—	$(190,860,521)
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2026
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.9%
Corporate — 5.9%
Black Belt Energy Gas District, RB, Series A, 5.25%, 01/01/54(a)	$1,015	$ 1,086,450
District of Columbia — 3.0%
Tobacco — 3.0%
District of Columbia Tobacco Settlement Financing Corp., RB, Series C, 0.00%, 06/15/55(b)	5,400	543,944
Iowa — 5.5%
Corporate — 5.5%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	1,000	1,011,844
Puerto Rico — 4.2%
State — 4.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	88	84,878
Series A-1, Restructured, 5.00%, 07/01/58	517	506,016
Series A-2, Restructured, 4.78%, 07/01/58	129	123,056
Series A-2, Restructured, 4.33%, 07/01/40	60	59,636
Total Municipal Bonds in Puerto Rico		773,586
Virginia — 135.2%
County/City/Special District/School District — 31.7%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	500	544,279
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	94	93,434
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(c)	225	207,439
Cherry Hill Community Development Authority, SAB, 5.40%, 03/01/45(d)	250	250,179
Chesterfield County Economic Development Authority, RB
5.00%, 04/01/43	500	544,927
5.00%, 04/01/45	1,000	1,066,837
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	2,000	1,786,530
Lower Magnolia Green Community Development Authority, SAB, 5.00%, 03/01/35(d)	220	220,078
Winchester Economic Development Authority, RB, Series A, 5.00%, 08/01/43	1,000	1,082,608
		5,796,311
Education — 11.9%
Virginia College Building Authority, Refunding RB, (NPFGC), 5.25%, 01/01/31	1,000	1,084,505
Virginia Public School Authority, RB, (SAW), 5.00%, 08/01/43	1,000	1,093,877
		2,178,382
Health — 21.0%
Danville Industrial Development Authority, Refunding RB, (AMBAC), 5.25%, 10/01/28(e)	70	72,743
Security	Par (000)	Value
Health (continued)
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/52	$1,000	$ 1,001,230
Henrico County Economic Development Authority, Refunding RB
4.25%, 06/01/26	145	144,976
Series A, 5.00%, 11/01/48	500	517,592
Isle Wight County Industrial Development Authority, RB, (AGM), 5.25%, 07/01/53	500	517,913
Virginia Commonwealth University Health System Authority, RB, Series A, 5.25%, 07/01/49	1,000	1,069,540
Virginia Small Business Financing Authority, Refunding RB, Series A, 5.50%, 12/01/54	500	513,592
		3,837,586
Housing — 24.0%
Virginia Housing Development Authority, RB, M/F Housing
Series A, 4.60%, 09/01/49	1,000	993,230
Series B, 5.00%, 03/01/65	1,000	992,014
Series F, (HUD SEC 8), 5.35%, 11/01/58	1,000	1,039,083
Series G, 5.15%, 11/01/52	600	612,702
Virginia Housing Development Authority, RB, S/F Housing, Series C, 4.88%, 07/01/48	750	751,950
		4,388,979
State — 16.9%
Virginia College Building Authority, RB
4.00%, 02/01/42	1,000	1,006,170
4.00%, 02/01/43	500	498,956
Series A, 4.00%, 02/01/42	500	503,965
Series A, (SAW), 4.00%, 09/01/47	605	560,201
Virginia Resources Authority, RB, Class B, 5.25%, 11/01/47	500	529,964
		3,099,256
Tobacco — 6.4%
Tobacco Settlement Financing Corp., Refunding RB
Series B-1, 5.00%, 06/01/47	885	740,936
Series B-2, Convertible, 5.20%, 06/01/46(c)	500	436,666
		1,177,602
Transportation — 9.4%
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/46	1,000	1,000,735
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	755	712,554
		1,713,289
Utilities — 13.9%
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	500	532,655
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
County of Henrico Virginia Water & Sewer Revenue, RB, 4.00%, 05/01/46	$1,000	$ 962,165
Prince William County Service Authority, Refunding RB, 5.00%, 07/15/55	1,000	1,053,171
		2,547,991
Total Municipal Bonds in Virginia		24,739,396
Total Long-Term Investments — 153.8% (Cost: $27,993,439)		28,155,220

	Shares
Short-Term Securities
	Money Market Funds — 8.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(f)(g)	1,568,343	1,568,500
	Total Short-Term Securities — 8.6% (Cost: $1,568,443)	1,568,500
	Total Investments — 162.4% (Cost: $29,561,882)	29,723,720
	Other Assets Less Liabilities — 0.8%	142,493
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (63.2)%	(11,561,621)
	Net Assets Applicable to Common Shares — 100.0%	$ 18,304,592

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 1,106,159	$ 462,340 (a)	$ —	$ —	$ 1	$ 1,568,500	1,568,343	$ 13,116	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 28,155,220	$ —	$ 28,155,220
Short-Term Securities
Money Market Funds	1,568,500	—	—	1,568,500
	$1,568,500	$28,155,220	$—	$29,723,720

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Virginia Municipal Bond Trust (BHV)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(11,600,000)	$—	$(11,600,000)
	$—	$(11,600,000)	$—	$(11,600,000)
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
January 31, 2026

	MUJ	MHN	MIY	MYN
ASSETS
Investments, at value — unaffiliated(a)	$ 1,070,888,465	$ 572,202,471	$ 581,617,677	$ 700,563,706
Investments, at value — affiliated(b)	36,032,011	6,757,448	4,351,565	8,663,204
Receivables:
Investments sold	95,000	—	1,646,643	—
Dividends — affiliated	28,260	4,081	4,156	4,522
Interest — unaffiliated	8,769,714	6,524,830	6,282,516	7,746,239
Prepaid expenses	475,734	26,906	119,886	226,654
Total assets	1,116,289,184	585,515,736	594,022,443	717,204,325
ACCRUED LIABILITIES
Bank overdraft	639,477	260,780	511,133	443,026
Payables:
Investments purchased	3,164,528	4,343,387	—	5,323,121
Accounting services fees	65,181	37,421	39,672	43,656
Custodian fees	4,816	2,722	2,602	3,556
Income dividend distributions — Common Shares	2,871,995	1,557,445	1,578,579	1,961,636
Interest expense and fees	123,170	429,973	—	596,032
Investment advisory fees	468,219	270,073	246,115	300,746
Directors’ and Officer’s fees	80,683	193,687	1,484	248,706
Other accrued expenses	294,553	125,032	7,321	7,688
Professional fees	41,923	20,576	24,963	25,343
Reorganization costs	—	160,092	170,505	22,930
Transfer agent fees	—	11,711	10,188	5,341
Total accrued liabilities	7,754,545	7,412,899	2,592,562	8,981,781
OTHER LIABILITIES
TOB Trust Certificates	20,360,407	67,419,298	—	91,230,170
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	416,491,767	172,000,000	231,581,812	200,834,223
Total other liabilities	436,852,174	239,419,298	231,581,812	292,064,393
Total liabilities	444,606,719	246,832,197	234,174,374	301,046,174
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 671,682,465	$ 338,683,539	$ 359,848,069	$ 416,158,151
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$ 735,267,594	$ 413,781,085	$ 402,992,539	$ 497,795,686
Accumulated loss	(63,585,129)	(75,097,546)	(43,144,470)	(81,637,535)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 671,682,465	$ 338,683,539	$ 359,848,069	$ 416,158,151
Net asset value per Common Share	$ 12.63	$ 11.20	$ 12.42	$ 10.86
(a) Investments, at cost—unaffiliated	$1,075,370,536	$564,796,710	$582,105,668	$691,271,470
(b) Investments, at cost—affiliated	$36,031,861	$6,757,448	$4,351,438	$8,663,204
(c) Preferred Shares outstanding	4,171	1,720	2,319	2,010
(d) Preferred Shares authorized	12,291	14,956	8,919	14,637
(e) Par value per Preferred Share	$0.10	$0.10	$0.10	$0.10
(f) Common Shares outstanding	53,185,098	30,241,637	28,964,750	38,313,208
(g) Common Shares authorized	199,987,709	199,985,044	199,991,081	199,985,363
(h) Par value per Common Share	$0.10	$0.10	$0.10	$0.10
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited) (continued)
January 31, 2026

	MPA	BNY	BHV
ASSETS
Investments, at value — unaffiliated(a)	$ 258,770,699	$ 452,490,395	$ 28,155,220
Investments, at value — affiliated(b)	2,216,080	6,843,384	1,568,500
Receivables:
Investments sold	—	—	15,000
Dividends — affiliated	1,622	3,963	1,458
Interest — unaffiliated	2,907,964	4,827,050	322,284
Prepaid expenses	91,906	—	18,575
Total assets	263,988,271	464,164,792	30,081,037
ACCRUED LIABILITIES
Bank overdraft	182,059	200,134	24,568
Payables:
Investments purchased	1,024,910	3,431,741	—
Accounting services fees	21,777	30,305	5,717
Custodian fees	1,250	2,676	174
Income dividend distributions — Common Shares	617,697	1,229,972	72,265
Interest expense and fees	150,659	344,030	—
Investment advisory fees	108,923	214,170	13,071
Directors’ and Officer’s fees	13,138	55,474	13,869
Other accrued expenses	7,195	104,335	5,145
Professional fees	22,766	12,083	15,986
Reorganization costs	64,586	159,073	55,682
Transfer agent fees	7,144	12,755	8,347
Total accrued liabilities	2,222,104	5,796,748	214,824
OTHER LIABILITIES
TOB Trust Certificates	18,861,288	58,860,521	—
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	82,420,061	132,000,000	11,561,621
Total other liabilities	101,281,349	190,860,521	11,561,621
Total liabilities	103,503,453	196,657,269	11,776,445
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 160,484,818	$ 267,507,523	$ 18,304,592
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$ 182,227,401	$ 323,535,247	$ 22,000,365
Accumulated loss	(21,742,583)	(56,027,724)	(3,695,773)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 160,484,818	$ 267,507,523	$ 18,304,592
Net asset value per Common Share	$ 12.39	$ 11.09	$ 11.53
(a) Investments, at cost—unaffiliated	$258,897,416	$447,876,741	$27,993,439
(b) Investments, at cost—affiliated	$2,216,071	$6,843,384	$1,568,443
(c) Preferred Shares outstanding	826	1,320	116
(d) Preferred Shares authorized	1,000,000	Unlimited	Unlimited
(e) Par value per Preferred Share	$0.05	$0.001	$0.001
(f) Common Shares outstanding	12,949,630	24,117,105	1,588,241
(g) Common Shares authorized	Unlimited	Unlimited	Unlimited
(h) Par value per Common Share	$0.10	$0.001	$0.001
See notes to financial statements.
Financial Statements

Statements of Operations (unaudited)
Six Months Ended January 31, 2026

	MUJ	MHN	MIY	MYN
INVESTMENT INCOME
Dividends — affiliated	$211,665	$50,307	$50,860	$76,630
Interest — unaffiliated	24,537,230	13,208,434	13,266,355	16,151,070
Total investment income	24,748,895	13,258,741	13,317,215	16,227,700
EXPENSES
Investment advisory	2,775,097	1,580,429	1,454,196	1,758,550
Liquidity fees	1,499,078	618,176	—	—
Remarketing fees on Preferred Shares	210,264	86,707	—	—
Accounting services	65,016	43,007	45,876	50,276
Transfer agent	37,379	11,319	14,837	22,059
Professional	29,788	33,022	34,313	39,340
Directors and Officer	22,584	38,542	10,609	26,287
Registration	9,684	4,581	5,273	6,976
Custodian	5,405	3,275	3,175	4,077
Printing and postage	3,328	4,400	2,411	2,759
Reorganization	—	152,832	173,079	146,121
Proxy	—	20,361	—	10,892
Miscellaneous	38,169	56,342	37,315	37,505
Total expenses excluding interest expense, fees and amortization of offering costs	4,695,792	2,652,993	1,781,084	2,104,842
Interest expense, fees and amortization of offering costs(a)	5,984,570	3,789,230	4,054,696	4,798,887
Total expenses	10,680,362	6,442,223	5,835,780	6,903,729
Less fees waived and/or reimbursed by the Manager	(9,548)	(146,695)	(2,155)	(3,484)
Total expenses after fees waived and/or reimbursed	10,670,814	6,295,528	5,833,625	6,900,245
Net investment income	14,078,081	6,963,213	7,483,590	9,327,455
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	512,493	(452,341)	112,556	(421,535)
Investments — affiliated	—	—	88	—
Futures contracts	—	(1,012,496)	—	(1,216,965)
	512,493	(1,464,837)	112,644	(1,638,500)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	39,431,478	21,675,868	22,044,581	27,645,949
Investments — affiliated	—	—	(88)	—
Futures contracts	—	617,370	—	743,628
	39,431,478	22,293,238	22,044,493	28,389,577
Net realized and unrealized gain	39,943,971	20,828,401	22,157,137	26,751,077
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$54,022,052	$27,791,614	$29,640,727	$36,078,532
(a) All or a portion of is related to TOB Trusts and/or VRDP Shares.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Operations (unaudited) (continued)
Six Months Ended January 31, 2026

	MPA	BNY	BHV
INVESTMENT INCOME
Dividends — affiliated	$115,800	$54,700	$13,116
Interest — unaffiliated	5,590,460	10,529,407	678,189
Total investment income	5,706,260	10,584,107	691,305
EXPENSES
Investment advisory	642,476	1,254,072	97,584
Reorganization	113,522	174,209	74,000
Professional	35,801	16,078	21,357
Rating agency	30,360	37,399	29,747
Accounting services	25,796	22,684	6,088
Transfer agent	14,670	17,275	8,948
Proxy	10,892	24,743	—
Directors and Officer	5,607	9,060	1,394
Registration	4,441	3,695	4,441
Printing and postage	2,399	1,358	1,495
Custodian	1,359	2,996	197
Liquidity fees	—	474,414	—
Remarketing fees on Preferred Shares	—	66,542	—
Miscellaneous	6,216	8,511	5,575
Total expenses excluding interest expense, fees and amortization of offering costs	893,539	2,113,036	250,826
Interest expense, fees and amortization of offering costs(a)	1,744,597	3,098,305	204,084
Total expenses	2,638,136	5,211,341	454,910
Less fees waived and/or reimbursed by the Manager	(4,569)	(2,455)	(20,107)
Total expenses after fees waived and/or reimbursed	2,633,567	5,208,886	434,803
Net investment income	3,072,693	5,375,221	256,502
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	(779,347)	(249,166)	(5,482)
Futures contracts	—	(774,241)	—
	(779,347)	(1,023,407)	(5,482)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	11,911,170	17,380,319	1,145,251
Investments — affiliated	—	—	1
Futures contracts	—	462,710	—
	11,911,170	17,843,029	1,145,252
Net realized and unrealized gain	11,131,823	16,819,622	1,139,770
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$14,204,516	$22,194,843	$1,396,272
(a) All or a portion of is related to TOB Trusts and/or VRDP Shares.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	MUJ		MHN
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$14,078,081	$26,033,087	$6,963,213	$13,376,715
Net realized gain (loss)	512,493	(7,267,398)	(1,464,837)	(10,429,199)
Net change in unrealized appreciation (depreciation)	39,431,478	(44,708,522)	22,293,238	(30,521,602)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	54,022,052	(25,942,833)	27,791,614	(27,574,086)
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(17,231,972)(b)	(23,150,193)	(9,344,666)(b)	(12,588,857)
Return of capital	—	(10,888,269)	—	(5,616,608)
Decrease in net assets resulting from distributions to Common Shareholders	(17,231,972)	(34,038,462)	(9,344,666)	(18,205,465)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	36,790,080	(59,981,295)	18,446,948	(45,779,551)
Beginning of period	634,892,385	694,873,680	320,236,591	366,016,142
End of period	$671,682,465	$634,892,385	$338,683,539	$320,236,591

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	MIY		MYN
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$7,483,590	$13,643,826	$9,327,455	$16,684,303
Net realized gain (loss)	112,644	(4,757,875)	(1,638,500)	(12,757,857)
Net change in unrealized appreciation (depreciation)	22,044,493	(29,677,392)	28,389,577	(38,414,360)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	29,640,727	(20,791,441)	36,078,532	(34,487,914)
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(9,471,473)(b)	(12,401,682)	(11,769,817)(b)	(14,985,049)
Return of capital	—	(6,077,828)	—	(8,018,200)
Decrease in net assets resulting from distributions to Common Shareholders	(9,471,473)	(18,479,510)	(11,769,817)	(23,003,249)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	20,169,254	(39,270,951)	24,308,715	(57,491,163)
Beginning of period	339,678,815	378,949,766	391,849,436	449,340,599
End of period	$359,848,069	$339,678,815	$416,158,151	$391,849,436

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	MPA		BNY
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$3,072,693	$5,879,844	$5,375,221	$10,253,502
Net realized loss	(779,347)	(2,332,753)	(1,023,407)	(9,305,394)
Net change in unrealized appreciation (depreciation)	11,911,170	(11,160,663)	17,843,029	(24,435,828)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	14,204,516	(7,613,572)	22,194,843	(23,487,720)
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(4,654,097)(b)	(5,098,019)	(7,379,834)(b)	(9,498,199)
Return of capital	—	(5,158,088)	—	(4,875,596)
Decrease in net assets resulting from distributions to Common Shareholders	(4,654,097)	(10,256,107)	(7,379,834)	(14,373,795)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	9,550,419	(17,869,679)	14,815,009	(37,861,515)
Beginning of period	150,934,399	168,804,078	252,692,514	290,554,029
End of period	$160,484,818	$150,934,399	$267,507,523	$252,692,514

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	BHV
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$256,502	$545,412
Net realized loss	(5,482)	(403,998)
Net change in unrealized appreciation (depreciation)	1,145,252	(1,634,487)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	1,396,272	(1,493,073)
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(471,708)(b)	(561,676)
Return of capital	—	(381,739)
Decrease in net assets resulting from distributions to Common Shareholders	(471,708)	(943,415)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	924,564	(2,436,488)
Beginning of period	17,380,028	19,816,516
End of period	$18,304,592	$17,380,028

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Cash Flows (unaudited)
Six Months Ended January 31, 2026

	MUJ	MHN	MIY	MYN
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$54,022,052	$27,791,614	$29,640,727	$36,078,532
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	80,438,788	45,268,948	41,410,624	53,989,951
Purchases of long-term investments	(63,468,994)	(74,966,488)	(45,941,392)	(90,179,667)
Net proceeds from sales (purchases) of short-term securities	(13,708,166)	11,419,575	4,147,986	14,025,614
Amortization of premium and accretion of discount on investments and other fees	(657,330)	101,489	643,440	(53,833)
Net realized (gain) loss on investments	(512,493)	452,341	(112,644)	421,535
Net unrealized (appreciation) depreciation on investments	(39,431,478)	(21,675,868)	(22,044,493)	(27,645,949)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	14,257	53,142	11,232	51,119
Interest — unaffiliated	(253,926)	(479,497)	(255,896)	(565,663)
Prepaid expenses	(4,653)	253,900	(4,149)	(2,793)
Increase (Decrease) in Liabilities
Payables
Accounting services fees	(7,571)	(10,834)	(8,623)	(9,495)
Custodian fees	(1,172)	(1,014)	(594)	(869)
Interest expense and fees	28,184	336,709	—	374,148
Investment advisory fees	13,516	24,669	8,633	24,766
Directors’ and Officer’s fees	11,061	7,960	(723)	(11,345)
Other accrued expenses	(2,481)	(23,470)	(1,776)	(1,407)
Professional fees	(11,655)	(3,810)	323	(5,194)
Reorganization costs	—	(8,353)	(20,793)	(137,946)
Transfer agent fees	(9,593)	(2,578)	(1,892)	(7,585)
Variation margin on futures contracts	—	(40,366)	—	(49,001)
Net cash provided by (used for) operating activities	16,458,346	(11,501,931)	7,469,990	(13,705,082)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(14,599,878)	(7,965,891)	(7,986,845)	(9,941,293)
Repayments of TOB Trust Certificates	(2,531,794)	—	—	—
Proceeds from TOB Trust Certificates	—	18,121,721	—	22,168,763
Increase in bank overdraft	639,477	260,780	511,133	443,026
Amortization of deferred offering costs	33,849	230,922	5,722	11,015
Net cash provided by (used for) for financing activities	(16,458,346)	10,647,532	(7,469,990)	12,681,511
CASH
Net decrease in restricted and unrestricted cash	—	(854,399)	—	(1,023,571)
Restricted and unrestricted cash at beginning of period	—	854,399	—	1,023,571
Restricted and unrestricted cash at end of period	$—	$—	$—	$—
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$5,922,537	$3,221,599	$4,048,974	$4,413,724
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows (unaudited) (continued)
Six Months Ended January 31, 2026

	MPA	BNY	BHV
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$14,204,516	$22,194,843	$1,396,272
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	39,699,973	36,845,781	2,004,955
Purchases of long-term investments	(39,956,675)	(58,681,708)	(1,384,118)
Net proceeds from sales (purchases) of short-term securities	1,352,709	7,497,947	(462,340)
Amortization of premium and accretion of discount on investments and other fees	(51,769)	31,283	(9,258)
Net realized loss on investments	779,347	249,166	5,482
Net unrealized (appreciation) depreciation on investments	(11,911,170)	(17,380,319)	(1,145,252)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	5,650	27,897	576
Interest — unaffiliated	(215,592)	(380,886)	(3,791)
Prepaid expenses	(3,707)	186,377	(3,426)
Increase (Decrease) in Liabilities
Payables
Accounting services fees	(4,434)	(8,647)	(664)
Custodian fees	(343)	(696)	(751)
Interest expense and fees	32,572	279,408	—
Investment advisory fees	4,404	18,331	297
Directors’ and Officer’s fees	162	427	612
Other accrued expenses	(1,300)	(12,496)	(2,090)
Professional fees	3,151	(33,214)	71
Reorganization costs	(42,646)	(31,570)	(19,796)
Transfer agent fees	(7,299)	1,895	(196)
Variation margin on futures contracts	—	(32,271)	—
Net cash provided by (used for) operating activities	3,887,549	(9,228,452)	376,583
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(4,078,159)	(6,231,324)	(402,699)
Proceeds from TOB Trust Certificates	—	14,299,510	—
Increase in bank overdraft	182,059	200,134	24,568
Amortization of deferred offering costs	8,551	287,014	1,548
Net cash provided by (used for) for financing activities	(3,887,549)	8,555,334	(376,583)
CASH
Net decrease in restricted and unrestricted cash	—	(673,118)	—
Restricted and unrestricted cash at beginning of period	—	673,118	—
Restricted and unrestricted cash at end of period	$—	$—	$—
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$1,703,474	$2,531,883	$202,536
See notes to financial statements.
Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	MUJ
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$11.94	$13.07	$13.03	$13.58	$16.29	$15.83
Net investment income(a)	0.26	0.49	0.44	0.48	0.64	0.73
Net realized and unrealized gain (loss)	0.75	(0.98)	0.15	(0.49)	(2.59)	0.48
Net increase (decrease) from investment operations	1.01	(0.49)	0.59	(0.01)	(1.95)	1.21
Distributions to Common Shareholders(b)
From net investment income	(0.32)(c)	(0.44)	(0.49)	(0.45)	(0.76)	(0.75)
Return of capital	—	(0.20)	(0.06)	(0.09)	—	—
Total distributions to Common Shareholders	(0.32)	(0.64)	(0.55)	(0.54)	(0.76)	(0.75)
Net asset value, end of period	$12.63	$11.94	$13.07	$13.03	$13.58	$16.29
Market price, end of period	$12.27	$10.82	$11.57	$11.20	$13.36	$15.63
Total Return Applicable to Common Shareholders(d)
Based on net asset value	8.73%(e)	(3.41)%	5.34%	0.52%	(12.14)%	8.22%
Based on market price	16.56%(e)	(1.12)%	8.49%	(12.17)%	(9.91)%	15.67%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.20%(g)	3.40%	3.68%	3.17%	1.77%(h)	1.44%
Total expenses after fees waived and/or reimbursed	3.19%(g)	3.37%	3.64%	3.17%	1.74%(h)	1.44%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(i)(j)	1.40%(g)	1.25%	0.86%	0.89%	0.92%	0.89%
Net investment income to Common Shareholders	4.21%(g)	3.87%	3.45%	3.71%	4.37%	4.59%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$671,682	$634,892	$694,874	$699,848	$740,380	$490,103
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$417,100	$417,100	$417,100	$417,100	$417,100	$237,100
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$253,542 (k)	$244,296 (k)	$259,234 (k)	$259,361 (k)	$245,762 (k)	$306,707 (l)
TOB Trust Certificates, end of period (000)	$20,360	$22,892	$19,285	$22,060	$90,838	$61,534
Asset coverage per $1,000 of TOB Trust Certificates, end of period(m)	$54,447	$46,927	$58,624	$51,599	$13,734	N/A
Portfolio turnover rate	6%	22%	14%	17%	20%	10%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.71% and 1.70%, respectively.
(i)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details
(j)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	0.89%	0.88%	0.85%	0.88%	0.94%	0.88%

(k)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(l)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)
(m)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MHN
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20

Net asset value, beginning of period	$10.59	$12.10	$12.12	$12.58	$15.21	$14.92	$15.31
Net investment income(a)	0.23	0.44	0.38	0.41	0.51	0.63	0.60
Net realized and unrealized gain (loss)	0.69	(1.35)	0.08	(0.43)	(2.56)	0.31	(0.43)
Net increase (decrease) from investment operations	0.92	(0.91)	0.46	(0.02)	(2.05)	0.94	0.17
Distributions to Common Shareholders(b)
From net investment income	(0.31)(c)	(0.41)	(0.42)	(0.37)	(0.58)	(0.65)	(0.56)
Return of capital	—	(0.19)	(0.06)	(0.07)	—	—	—
Total distributions to Common Shareholders	(0.31)	(0.60)	(0.48)	(0.44)	(0.58)	(0.65)	(0.56)
Net asset value, end of period	$11.20	$10.59	$12.10	$12.12	$12.58	$15.21	$14.92
Market price, end of period	$10.30	$9.51	$10.77	$10.44	$11.23	$14.74	$13.79
Total Return Applicable to Common Shareholders(d)
Based on net asset value	9.00%(e)	(7.27)%	4.61%	0.53%	(13.49)%(e)	6.70%	1.54%
Based on market price	11.62%(e)	(6.44)%	8.09%	(3.00)%	(20.31)%(e)	11.88%	4.57%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.74%(g)(h)(i)	3.82%(j)	4.12%(k)	3.52%	1.78%(h)	1.57%	2.15%
Total expenses after fees waived and/or reimbursed	3.66%(g)(h)(i)	3.72%(j)	4.01%(k)	3.43%	1.70%(h)	1.51%	2.09%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(l)(m)	1.38%(h)	1.37%	0.93%	0.95%	0.94%(h)	0.95%	0.94%
Net investment income to Common Shareholders	4.10%(h)	3.83%	3.20%	3.47%	4.05%(h)	4.17%	4.03%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$338,684	$320,237	$366,016	$370,134	$391,737	$473,389	$464,504
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$172,000	$172,000	$243,600	$243,600	$243,600	$243,600	$243,600
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$241,461 (n)	$244,708 (n)	$248,878 (n)	$247,532 (n)	$239,843 (n)	$294,330 (o)	$290,683 (o)
TOB Trust Certificates, end of period (000)	$67,419	$49,298	$2,250	$7,284	$36,527	$56,376	$63,384
Asset coverage per $1,000 of TOB Trust Certificates, end of period(p)	$8,575	$10,980	$271,826	$85,220	$18,386	N/A	N/A
Portfolio turnover rate	8%	53%	44%	43%	29%	14%	10%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Proxy and reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.79% and 3.71%, respectively.

(h)	Annualized.
(i)
Includes non-recurring expenses of proxy and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.70% and
3.62%,respectively.

(j)
Includes non-recurring expenses of proxy and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.71%
and 3.61%, respectively.

(k)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 4.05% and 3.94%, respectively.
(l)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details
(m)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows:

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20

Expense ratios	0.97%	0.96%	0.99%	0.94%	0.93%	0.94%	0.93%

(n)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(o)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(p)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MIY
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$11.73	$13.08	$12.94	$13.56	$16.04	$15.88
Net investment income(a)	0.26	0.47	0.42	0.42	0.61	0.68
Net realized and unrealized gain (loss)	0.76	(1.18)	0.23	(0.55)	(2.42)	0.14
Net increase (decrease) from investment operations	1.02	(0.71)	0.65	(0.13)	(1.81)	0.82
Distributions to Common Shareholders(b)
From net investment income	(0.33)(c)	(0.43)	(0.46)	(0.43)	(0.67)	(0.66)
Return of capital	—	(0.21)	(0.05)	(0.06)	—	—
Total distributions to Common Shareholders	(0.33)	(0.64)	(0.51)	(0.49)	(0.67)	(0.66)
Net asset value, end of period	$12.42	$11.73	$13.08	$12.94	$13.56	$16.04
Market price, end of period	$12.12	$10.91	$11.61	$11.12	$13.67	$15.80
Total Return Applicable to Common Shareholders(d)
Based on net asset value	8.88%(e)	(5.24)%	5.82%	(0.40)%	(11.35)%	5.61%
Based on market price	14.24%(e)	(0.71)%	9.30%	(15.09)%	(9.28)%	16.02%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.20%(g)(h)(i)	3.38%(j)	3.66%(k)	3.27%	1.66%	1.44%
Total expenses after fees waived and/or reimbursed	3.20%(g)(h)(i)	3.34%(j)	3.62%(k)	3.27%	1.66%	1.44%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(l)(m)	0.89%(h)	0.86%	0.85%	0.91%	0.88%	0.85%
Net investment income to Common Shareholders	4.16%(h)	3.74%	3.28%	3.31%	4.10%	4.32%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$359,848	$339,679	$378,950	$378,173	$400,206	$473,464
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$231,900	$231,900	$231,900	$231,900	$231,900	$231,900
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$255,174 (n)	$246,476 (n)	$263,411 (n)	$258,740 (n)	$246,506 (n)	$304,167 (o)
TOB Trust Certificates, end of period (000)	$—	$—	$—	$6,334	$41,267	$41,267
Asset coverage per $1,000 of TOB Trust Certificates, end of period(p)	N/A	N/A	N/A	$97,262	$16,309	N/A
Portfolio turnover rate	7%	37%	27%	37%	22%	7%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.24% and 3.24%, respectively.

(h)	Annualized.
(i)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.14% and 3.14%,respectively.
(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.32% and 3.29%,respectively.
(k)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.64% and 3.60%,respectively.
(l)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details
(m)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows::

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	0.89%	0.86%	0.87%	0.91%	0.88%	0.85%

(n)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(o)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(p)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MYN
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$10.23	$11.73	$11.70	$12.12	$14.73	$14.52
Net investment income(a)	0.24	0.44	0.37	0.39	0.52	0.60
Net realized and unrealized gain (loss)	0.70	(1.34)	0.14	(0.39)	(2.53)	0.22
Net increase (decrease) from investment operations	0.94	(0.90)	0.51	—	(2.01)	0.82
Distributions to Common Shareholders(b)
From net investment income	(0.31)(c)	(0.39)	(0.41)	(0.37)	(0.60)	(0.61)
Return of capital	—	(0.21)	(0.07)	(0.05)	—	—
Total distributions to Common Shareholders	(0.31)	(0.60)	(0.48)	(0.42)	(0.60)	(0.61)
Net asset value, end of period	$10.86	$10.23	$11.73	$11.70	$12.12	$14.73
Market price, end of period	$10.10	$9.20	$10.58	$10.08	$10.94	$14.56
Total Return Applicable to Common Shareholders(d)
Based on net asset value	9.48%(e)	(7.45)%	5.14%	0.64%	(13.74)%	6.10%
Based on market price	13.22%(e)	(7.71)%	10.07%	(3.94)%	(21.23)%	14.84%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.28%(g)(h)(i)	3.30%(j)	3.57%(k)	3.07%	1.59%	1.47%
Total expenses after fees waived and/or reimbursed	3.28%(g)(h)(i)	3.28%(j)	3.54%(k)	3.07%	1.59%	1.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(l)(m)	0.94%(g)	0.90%	0.86%	0.89%	1.24%	1.27%
Net investment income to Common Shareholders	4.48%(g)	3.90%	3.26%	3.42%	3.91%	4.17%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$416,158	$391,849	$449,341	$452,980	$479,869	$583,221
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$201,000	$201,000	$247,700	$247,700	$247,700	$247,700
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$242,408 (n)	$245,097 (n)	$272,392 (n)	$269,699 (n)	$256,882 (n)	$335,455 (o)
TOB Trust Certificates, end of period (000)	$91,230	$69,061	$12,950	$19,231	$58,179	$103,573
Asset coverage per $1,000 of TOB Trust Certificates, end of period(p)	$7,763	$9,582	$54,810	$37,423	$13,502	N/A
Portfolio turnover rate	8%	53%	43%	40%	31%	11%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Proxy costs and reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.32% and 3.31%, respectively.

(i)
Includes non-recurring expenses of reorganization costs and proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.24%
and 3.24%, respectively.

(j)
Includes non-recurring expenses of proxy and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.21%
and 3.19%, respectively.

(k)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.50% and 3.47%, respectively.
(l)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details
(m)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows::

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	0.94%	0.90%	0.93%	0.89%	0.88%	0.90%

(n)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(o)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(p)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MPA
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$11.66	$13.04	$13.09	$13.92	$16.64	$16.09
Net investment income(a)	0.24	0.45	0.38	0.40	0.59	0.69
Net realized and unrealized gain (loss)	0.85	(1.04)	0.13	(0.76)	(2.65)	0.52
Net increase (decrease) from investment operations	1.09	(0.59)	0.51	(0.36)	(2.06)	1.21
Distributions to Common Shareholders(b)
From net investment income	(0.36)(c)	(0.39)	(0.45)	(0.40)	(0.66)	(0.66)
Return of capital	—	(0.40)	(0.11)	(0.07)	—	—
Total distributions to Common Shareholders	(0.36)	(0.79)	(0.56)	(0.47)	(0.66)	(0.66)
Net asset value, end of period	$12.39	$11.66	$13.04	$13.09	$13.92	$16.64
Market price, end of period	$11.43	$10.66	$12.35	$11.69	$13.54	$16.23
Total Return Applicable to Common Shareholders(d)
Based on net asset value	9.70%(e)	(4.29)%	4.43%	(2.05)%	(12.45)%	8.09%
Based on market price	10.69%(e)	(7.61)%	10.75%	(10.08)%	(12.69)%	20.40%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.22%(g)(h)(i)	3.29%(j)	3.52%(k)	3.02%	1.63%	1.48%
Total expenses after fees waived and/or reimbursed	3.21%(g)(h)(i)	3.23%(j)	3.47%(k)	3.01%	1.63%	1.48%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(l)(m)	0.96%(h)	0.92%	0.88%	0.95%	1.24%	1.25%
Net investment income to Common Shareholders	3.84%(h)	3.60%	2.94%	3.10%	3.85%	4.24%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$160,485	$150,934	$168,804	$170,467	$185,332	$221,384
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$82,600	$82,600	$82,600	$82,600	$82,600	$82,600
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$258,174 (n)	$248,761 (n)	$287,227 (n)	$276,357 (n)	$248,524 (n)	$368,019 (o)
TOB Trust Certificates, end of period (000)	$18,861	$18,861	$7,560	$14,060	$42,183	$44,012
Asset coverage per $1,000 of TOB Trust Certificates, end of period(p)	$13,879	$13,372	$34,227	$18,983	$7,346	N/A
Portfolio turnover rate	14%	37%	18%	31%	18%	13%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Proxy costs and reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.30% and 3.29%, respectively.

(h)	Annualized.
(i)
Includes non-recurring expenses of proxy and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.14% and
3.13%,respectively.

(j)
Includes non-recurring expenses of proxy and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.10% and
3.05%, respectively.

(k)
Includes non-recurring expenses of proxy and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.33% and
3.28%, respectively.

(l)	Interest expense and fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(m)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows:

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	0.96%	0.92%	1.07%	0.95%	0.93%	0.92%

(n)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(o)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(p)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BNY
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$10.48	$12.05	$12.05	$12.51	$15.30	$15.09
Net investment income(a)	0.22	0.43	0.37	0.40	0.57	0.66
Net realized and unrealized gain (loss)	0.70	(1.40)	0.10	(0.43)	(2.73)	0.28
Net increase (decrease) from investment operations	0.92	(0.97)	0.47	(0.03)	(2.16)	0.94
Distributions to Common Shareholders(b)
From net investment income	(0.31)(c)	(0.40)	(0.41)	(0.36)	(0.63)	(0.73)
Return of capital	—	(0.20)	(0.06)	(0.07)	—	—
Total distributions to Common Shareholders	(0.31)	(0.60)	(0.47)	(0.43)	(0.63)	(0.73)
Net asset value, end of period	$11.09	$10.48	$12.05	$12.05	$12.51	$15.30
Market price, end of period	$10.23	$9.40	$10.71	$10.35	$11.46	$15.49
Total Return Applicable to Common Shareholders(d)
Based on net asset value	9.07%(e)	(7.85)%	4.62%	0.46%	(14.24)%	6.55%
Based on market price	12.17%(e)	(7.01)%	8.26%	(5.81)%	(22.40)%	15.45%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.81%(g)(h)(i)	3.67%(j)	3.93%(k)	3.40%	1.78%	1.74%(l)
Total expenses after fees waived and/or reimbursed	3.81%(g)(h)(i)	3.67%(j)	3.89%(k)	3.40%	1.78%	1.74%(l)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(m)(n)	1.42%(g)	1.44%	1.10%	1.03%	1.03%	1.11%
Net investment income to Common Shareholders	4.00%(g)	3.71%	3.13%	3.37%	4.12%	4.35%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$267,508	$252,693	$290,554	$292,957	$308,308	$376,645
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$132,000	$132,000	$179,400	$179,400	$179,400	$179,400
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$240,158 (o)	$243,119 (o)	$260,678 (o)	$258,872 (o)	$237,449 (o)	$309,947 (p)
TOB Trust Certificates, end of period (000)	$58,861	$44,561	$1,430	$4,998	$44,907	$72,273
Asset coverage per $1,000 of TOB Trust Certificates, end of period(q)	$7,787	$9,627	$329,422	$95,444	$11,853	N/A
Portfolio turnover rate	7%	52%	43%	37%	35%	12%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of proxy and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.73% and
3.73%, respectively.

(i)
Proxy and reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.88% and 3.88%, respectively.

(j)
Includes non-recurring expenses of proxy and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.49%
and 3.48%, respectively.

(k)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.82% and 3.78%, respectively.
(l)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.69% and 1.69%, respectively.
(m)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details
(n)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows:

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	1.02%	1.07%	1.09%	1.02%	1.02%	1.16%

(o)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(p)
Calculated by subtracting the Fund’s total liabilities (not including VRDP/VMTP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP/VMTP Shares, and by multiplying the results by 100,000.

(q)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BHV
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20

Net asset value, beginning of period	$10.94	$12.48	$12.44	$13.32	$15.73	$15.38	$15.64
Net investment income(a)	0.16	0.34	0.29	0.35	0.46	0.54	0.55
Net realized and unrealized gain (loss)	0.73	(1.29)	0.17	(0.85)	(2.37)	0.36	(0.26)
Net increase (decrease) from investment operations	0.89	(0.95)	0.46	(0.50)	(1.91)	0.90	0.29
Distributions to Common Shareholders(b)
From net investment income	(0.30)(c)	(0.35)	(0.38)	(0.32)	(0.50)	(0.55)	(0.55)
Return of capital	—	(0.24)	(0.04)	(0.06)	—	—	—
Total distributions to Common Shareholders	(0.30)	(0.59)	(0.42)	(0.38)	(0.50)	(0.55)	(0.55)
Net asset value, end of period	$11.53	$10.94	$12.48	$12.44	$13.32	$15.73	$15.38
Market price, end of period	$10.59	$10.45	$11.11	$10.78	$14.41	$18.75	$16.09
Total Return Applicable to Common Shareholders(d)
Based on net asset value	8.34%(e)	(7.44)%	4.38%	(3.42)%	(12.61)%(e)	5.76%	1.87%
Based on market price	4.17%(e)	(0.68)%	7.23%	(22.64)%	(20.69)%(e)	20.50%	0.77%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	4.56%(g)(h)(i)	4.75%(j)	5.16%(k)	4.43%	2.60%(h)(l)	2.28%	2.86%
Total expenses after fees waived and/or reimbursed	4.34%(g)(h)(i)	4.53%(j)	4.93%(k)	4.20%	2.38%(h)(l)	2.06%	2.64%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(m)(n)	1.71%(h)	1.75%	1.74%	1.74%	1.55%(h)(l)	1.43%	1.69%
Net investment income to Common Shareholders	2.80%(h)	2.87%	2.38%	2.82%	3.52%(h)	3.49%	3.63%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$18,305	$17,380	$19,817	$19,956	$21,460	$25,326	$24,728
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$11,600	$11,600	$11,600	$11,600	$11,600	$11,600	$11,600
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$257,798 (o)	$249,828 (o)	$270,832 (o)	$246,737 (o)	$246,984 (o)	$318,324 (p)	$313,171 (p)
TOB Trust Certificates, end of period (000)	$—	$—	$—	$2,000	$3,000	$4,876	$4,876
Asset coverage per $1,000 of TOB Trust Certificates, end of period(q)	N/A	N/A	N/A	$16,755	$12,003	N/A	N/A
Portfolio turnover rate	5%	18%	46%	31%	39%	10%	28%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 4.96% and 4.74%, respectively.

(h)	Annualized.
(i)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 4.16% and 3.94%,respectively.
(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 4.31% and 4.10%,respectively.
(k)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 4.68% and 4.45%,respectively.
(l)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 2.62%, 2.40% and
1.57%,respectively.

(m)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)
(n)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20

Expense ratios	1.71%	1.75%	2.22%	1.74%	1.55%	1.43%	1.40%

(o)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(p)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(q)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:
Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	MUJ	Maryland	Non-diversified
BlackRock MuniHoldings New York Quality Fund, Inc.	MHN	Maryland	Non-diversified
BlackRock MuniYield Michigan Quality Fund, Inc.	MIY	Maryland	Non-diversified
BlackRock MuniYield New York Quality Fund, Inc.	MYN	Maryland	Non-diversified
BlackRock MuniYield Pennsylvania Quality Fund	MPA	Massachusetts	Non-diversified
BlackRock New York Municipal Income Trust	BNY	Delaware	Diversified
BlackRock Virginia Municipal Bond Trust	BHV	Delaware	Non-diversified
The Boards of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
On June 6, 2025, the Board approved the reorganization of BHV and MPA into BlackRock MuniYield Quality Fund, Inc. (MQY), with MQY continuing as the surviving fund and the reorganization of MIY into BlackRock MuniYield Quality Fund III, Inc. (MYI), with MYI continuing as the surviving fund. The requisite approvals were not received from each Fund’s common and preferred shareholders and the reorganizations of BHV, MPA, and MIY will not occur, and each of BHV, MPA and MIY will continue to operate as a standalone fund.
On June 6, 2025, the Board approved the reorganization of BNY and MHN into MYN, with MYN continuing as the surviving fund. Subsequently, each Fund’s common and preferred shareholders approved the reorganizations, which were completed in the first quarter of 2026. Costs incurred in connection with the reorganizations were expensed by each respective Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared quarterly and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Distributions to Preferred Shareholders are accrued and determined as described in Note 10.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each  Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund ’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
Municipal Bonds Transferred to TOB Trusts: The Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. MIY’s, MYN’s and MPA’s management believes that a fund’s restrictions on borrowings do not apply to the Funds’ TOB Trust transactions. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense , fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense , fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations.  Amounts recorded within interest expense , fees and amortization of offering costs in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
MUJ	$ 274,729	$ 44,170	$ 10,343	$ 329,242
MHN	782,040	96,453	46,918	925,411
MYN	1,069,034	139,004	57,192	1,265,230
MPA	243,928	36,627	13,295	293,850
BNY	689,914	85,512	40,667	816,093
For the six months ended January 31, 2026, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
MUJ	$ 31,921,446	$ 20,360,407	2.29% — 2.40%	$ 21,103,871	3.10%
MHN	96,535,238	67,419,298	2.31 — 2.34	61,533,407	2.98
MYN	135,966,741	91,230,170	2.31 — 2.34	84,030,880	2.99
MPA	29,266,314	18,861,288	2.31 — 2.40	18,861,288	3.09
BNY	82,458,627	58,860,521	2.31 — 2.34	54,213,666	2.99

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at January 31, 2026, in proportion to their participation in the TOB Trust. The recourse TOB
Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at January 31, 2026.

Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the  Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund, except BNY and BHV, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	MUJ	MHN	MIY	MYN	MPA
Investment advisory fees	0.50%	0.55%	0.49%	0.50%	0.49%
For purposes of calculating these fees, for each Fund except for BNY and BHV, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.
For such services, BNY and BHV, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average weekly value of each Fund’s managed assets:
	BNY	BHV
Investment advisory fees	0.55%	0.65%
For purposes of calculating these fees, for BNY and BHV, “managed assets” are determined as total assets of the Fund (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
Expense Waivers and Reimbursements:  With respect to BHV, the Manager voluntarily agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.13% of the Fund’s average weekly managed assets. This voluntary waiver may be reduced or discontinued at any time. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. During the six months ended January 31, 2026, the Manager waived $19,517 pursuant to this agreement.
With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
MUJ	$ 9,548
MHN	3,018
MIY	2,155
MYN	3,484
MPA	4,569
BNY	2,455
BHV	590

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ Independent Directors. For the six months ended January 31, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager, for MHN, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOB Trusts that exceed 35% of total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). The voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2026 the waiver was $143,677.
With respect to each Fund, the Manager voluntarily agreed to waive a portion of its investment advisory fee attributable to each Fund’s outstanding preferred shares for each month in which the monthly dividend on the Fund’s preferred shares exceeds the calculated value of the Fund’s gross monthly income attributable to investments from the proceeds of the preferred shares (determined by multiplying the Fund’s gross monthly income by the ratio of (i) the liquidation preference of any outstanding preferred shares to (ii) total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). This voluntary waiver may be reduced or discontinued at any time without notice. For the six months ended January 31, 2026, there were no fees waived by the Manager pursuant to this arrangement.
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
7.
 PURCHASES AND SALES
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
MUJ	$ 66,633,522	$ 80,468,788
MHN	75,711,756	43,402,358
MIY	45,941,392	43,057,267
MYN	91,134,699	51,590,669
MPA	36,465,968	35,616,680
BNY	56,105,511	32,090,393
BHV	1,384,118	2,019,955
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
MUJ	$ (56,024,939)
MHN	(79,001,644)
MIY	(40,982,026)
MYN	(87,726,436)
MPA	(19,152,402)
BNY	(57,913,997)
BHV	(3,672,161)

(a)	Amounts available to offset future realized capital gains.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MUJ	$ 1,091,245,252	$ 21,871,276	$ (26,556,459)	$ (4,685,183)
MHN	504,189,726	13,871,550	(6,520,655)	7,350,895
MIY	586,206,535	7,061,108	(7,298,401)	(237,293)
MYN	608,236,672	18,833,303	(9,073,235)	9,760,068
MPA	242,300,798	4,015,691	(4,190,998)	(175,307)
BNY	395,857,220	10,980,878	(6,364,840)	4,616,038
BHV	29,510,511	648,788	(435,579)	213,209
9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.
The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Illiquidity Risk: Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk:  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
10.
 CAPITAL SHARE TRANSACTIONS
MPA, BNY and BHV are authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. MUJ, MHN, MIY and MYN are authorized to issue 200 million shares, all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10, except for BNY and BHV for which it is $0.001. The par value for MUJ’s, MHN’s, MIY’s and MYN’s Preferred Shares outstanding is $0.10. The par value for MPA’s Preferred Shares outstanding is $0.05. The par value for BNY’s and BHV’s Preferred Shares outstanding is $0.001. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders. MPA is authorized to issue 1 million Preferred Shares.
Common Shares
For the six months ended January 31, 2026 and year ended July 31, 2025, shares issued and outstanding remained constant for all Funds.
Preferred Shares
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

A Fund’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.
VRDP Shares
Each Fund (for purposes of this section, each a “VRDP Fund”) has issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:
Fund Name	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MUJ	06/30/11	1,727	$ 172,700,000	07/01/41
	04/13/15	644	64,400,000	07/01/41
	04/11/22	1,800	180,000,000	07/01/41
MHN	06/30/11	1,720	172,000,000	07/01/41
MIY	04/21/11	1,446	144,600,000	05/01/41
	09/14/15	873	87,300,000	05/01/41
MYN	04/21/11	2,010	201,000,000	05/01/41
MPA	05/19/11	663	66,300,000	06/01/41
	04/13/15	163	16,300,000	06/01/41
BNY	03/31/21	471	47,100,000	03/31/51
	04/12/21	849	84,900,000	03/31/51
BHV	06/14/12	116	11,600,000	07/01/42
Redemption Terms: A VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, a VRDP Fund is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Fund. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.
Liquidity Feature: VRDP Shares are subject to a fee agreement between the VRDP Fund and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. As of period end, the fee agreement is set to expire, unless renewed or terminated in advance, as follows:
	MUJ	MHN	MIY	MYN	MPA	BNY	BHV
Expiration date	11/28/26	11/28/26	07/05/26	07/05/26	07/05/26	11/28/26	07/05/26
The VRDP Shares are also subject to a purchase agreement in connection with the liquidity feature. In the event a purchase agreement is not renewed or is terminated in advance, and the VRDP Shares do not become subject to a purchase agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the purchase agreement. In the event of such mandatory purchase, a VRDP Fund is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Fund will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.
Remarketing: A VRDP Fund may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations.  During any special rate period (as described below), a VRDP Fund may incur nominal or no remarketing fees.
Ratings: As of period end, the VRDP Shares were assigned the following ratings:
Fund Name	Moody’s Investors Service, Inc. Long-Term Ratings	Moody’s Investors Service, Inc. Short-Term Ratings	Fitch Ratings, Inc. Long-Term Ratings	S&P Global Short-Term Ratings
MUJ	Aa2	P-1	AA	A-1
MHN	Aa2	P-1	AA	A-1

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Fund Name	Moody’s Investors Service, Inc. Long-Term Ratings	Moody’s Investors Service, Inc. Short-Term Ratings	Fitch Ratings, Inc. Long-Term Ratings	S&P Global Short-Term Ratings
MIY	Aa2	N/A	AA	N/A
MYN	Aa2	N/A	AA	N/A
MPA	Aa2	N/A	AA	N/A
BNY	Aa2	P-1	AA	A-1
BHV	Aa2	N/A	AA	N/A
Any short-term ratings on VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s and S&P Global Ratings. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.
Special Rate Period:   A VRDP Fund has commenced a “special rate period” with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. During a special rate period, short-term ratings on VRDP Shares are withdrawn. As of period end, the following VRDP Funds have commenced a special rate period:
Fund Name	Commencement Date	Expiration Date as of Period Ended 01/31/26
MIY	06/25/20	06/17/26
MYN	06/22/22	06/17/26
MPA	06/22/22	06/17/26
BHV	06/25/20	06/17/26
Prior to the expiration date, the VRDP Fund and the VRDP Shares holder may mutually agree to extend the special rate period. If a special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.
During the special rate period: (i) the liquidity and fee agreements remain in effect, (ii) VRDP Shares remain subject to mandatory redemption by the VRDP Fund on the maturity date, (iii) VRDP Shares will not be remarketed or subject to optional or mandatory tender events, (iv) the VRDP Fund is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period, (v) the VRDP Fund will pay dividends monthly based on the sum of an agreed upon reference rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares and (vi) the VRDP Fund will pay nominal or no fees to the liquidity provider and remarketing agent.
Dividends: Except during the Special Rate Period as described above, dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.
For the six months ended January 31, 2026, the annualized dividend rate for the VRDP Shares were as follows:
	MUJ	MHN	MIY	MYN	MPA	BNY	BHV
Dividend rates	2.67%	2.74%	3.46%	3.48%	3.46%	2.69%	3.46%
For the six months ended January 31, 2026, VRDP Shares issued and outstanding remained constant for all Funds.
For the year ended July 31, 2025, VRDP Shares issued and outstanding for MUJ, MIY, MPA and BHV remained constant.
During the year ended July 31, 2025, VRDP Shares issued and outstanding for MHN, MYN and BNY decreased by 716, 467 and 474, respectively, as a result of a redemption of shares.
Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP Shares with the exception of any upfront fees paid by a VRDP Fund to the liquidity provider which, if any, were amortized over the life of the liquidity agreement.  Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.
Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:
Fund Name	Dividends	Deferred Offering Costs Amortization
MUJ	$ 5,621,479	$ 33,849
MHN	2,374,178	489,641
MIY	4,048,974	5,722
MYN	3,522,642	11,015
MPA	1,442,196	8,551
BNY	1,790,217	491,995
BHV	202,536	1,548
11.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’  financial statements was completed through the date the financial statements were issued and the following items were noted:
The Funds declared and paid or will pay distributions to Common Shareholders as follows:
Fund Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
MUJ	01/02/26	01/20/26	02/02/26	$ 0.054000
	01/02/26	02/13/26	03/02/26	0.054000
	01/02/26	03/13/26	04/01/26	0.054000
	02/27/26	04/15/26	05/01/26	0.054000
	02/27/26	05/15/26	06/01/26	0.054000
	02/27/26	06/15/26	07/01/26	0.054000
MHN	01/02/26	01/20/26	02/02/26	0.051500
	01/02/26	02/06/26	03/02/26	0.051500
MIY	01/02/26	01/20/26	02/02/26	0.054500
	01/02/26	02/13/26	03/02/26	0.054500
	01/02/26	03/13/26	04/01/26	0.054500
	02/27/26	04/15/26	05/01/26	0.054500
	02/27/26	05/15/26	06/01/26	0.054500
	02/27/26	06/15/26	07/01/26	0.054500
MYN	01/02/26	01/20/26	02/02/26	0.051200
	01/02/26	02/06/26	03/02/26	0.051200
	01/02/26	03/13/26	04/01/26	0.051200
	02/27/26	04/15/26	05/01/26	0.051200
	02/27/26	05/15/26	06/01/26	0.051200
	02/27/26	06/15/26	07/01/26	0.051200
MPA	01/02/26	01/20/26	02/02/26	0.047700
	01/02/26	02/13/26	03/02/26	0.047700
	01/02/26	03/13/26	04/01/26	0.047700
	02/27/26	04/15/26	05/01/26	0.047700
	02/27/26	05/15/26	06/01/26	0.047700
	02/27/26	06/15/26	07/01/26	0.047700
BNY	01/02/26	01/20/26	02/02/26	0.051000
	01/02/26	02/06/26	03/02/26	0.051000
BHV	01/02/26	01/20/26	02/02/26	0.045500
	01/02/26	02/13/26	03/02/26	0.045500
	01/02/26	03/13/26	04/01/26	0.045500
	02/27/26	04/15/26	05/01/26	0.045500
	02/27/26	05/15/26	06/01/26	0.045500
	02/27/26	06/15/26	07/01/26	0.045500
The Funds declared and paid or will pay distributions to Preferred Shareholders as follows:
	Preferred Shares(a)
Fund Name	Shares	Series	Declared
MUJ	VDRP	W-7	$ 768,035
MHN	VRDP	W-7	77,753
MIY	VRDP	W-7	567,551
MYN	VRDP	W-7	909,615
MPA	VRDP	W-7	202,155

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

	Preferred Shares(a)
Fund Name	Shares	Series	Declared
BNY	VRDP	W-7	$ 59,671
BHV	VRDP	W-7	28,390

(a)	Dividends declared for period February 1, 2026 to February 28, 2026.
Effective after the close of business on February 6, 2026, each of BNY and MHN were reorganized into MYN. The reorganizations are discussed in greater detail in Note 1.
MYN will participate in a discount management program for 2026 which consists of one measurement period beginning on January 1, 2026 and ending on September 30, 2026. Under the program, the Fund intends to offer to repurchase a portion of its common shares via tender offer if the Fund’s common shares trade at an average daily discount to NAV of more than 10% during the 9-month measurement period.
Notes to Financial Statements

Additional Information

Proxy Results
At a Joint Special Meeting of Shareholders of BlackRock MuniHoldings New York Quality Fund, Inc., held on October 15, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(A). The common shareholders and holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of BlackRock MuniHoldings New York Quality Fund, Inc. (“MHN”) are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Merger among BlackRock MuniYield New York Quality Fund, Inc. (the “Acquiring Fund”), MHN and a wholly-owned subsidiary of the Acquiring Fund (the “MHN Merger Sub”) (the “MHN Merger Agreement”) and the transactions contemplated therein, including that MHN will merge with and into the MHN Merger Sub, with the issued and outstanding common shares and VRDP Shares, if any, of MHN being converted into the right to receive newly issued common shares and VRDP Shares of the Acquiring Fund, respectively (the “MHN Merger”).
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MHN	16,203,518	393,584	234,441
Preferred Shareholders
Proposal 1(B). The VRDP Holders of MHN are being asked to vote as a separate class on a proposal to approve the MHN Merger Agreement and the MHN Merger.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MHN	1,720	—	—
At a Joint Special Meeting of Shareholders of BlackRock MuniYield Michigan Quality Fund, Inc. (“MIY”), held on October 15, 2025 and adjourned to November 20, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(C). The common shareholders and holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of MIY are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between MIY and BlackRock MuniYield Quality Fund III, Inc. (the “Acquiring Fund”) and the transactions contemplated therein, including (i) the acquisition by the Acquiring Fund of substantially all of MIY’s assets and the assumption by the Acquiring Fund of substantially all of MIY’s liabilities in exchange solely for newly issued common shares and VRDP Shares of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VRDP Holders, respectively, of MIY, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VRDP Holders in respect of their common shares and VRDP Shares, respectively, and (ii) the termination by MIY of its registration under the Investment Company Act of 1940, as amended, and the liquidation, dissolution and termination of MIY in accordance with its charter and Maryland law.
With respect to Proposal 1(C):
Fund Name	For	Against	Abstain
MIY	10,060,252	5,182,500	620,876
Preferred Shareholders
Proposal 1(D). The VRDP Holders of MIY are being asked to vote as a separate class on a proposal to approve the MIY Reorganization Agreement and the MIY Reorganization.
With respect to Proposal 1(D):
Fund Name	For	Against	Abstain
MIY	2,319	—	—
At a Joint Special Meeting of Shareholders of BlackRock MuniYield New York Quality Fund, Inc. (the “Acquiring Fund”), held on October 15, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 2(A). The common shareholders and holders of Variable Rate Demand Preferred Shares (“VRDP Holders”) of BlackRock MuniYield New York Quality Fund, Inc. (the “Acquiring Fund”) are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with an Agreement and Plan of Merger among the Acquiring Fund, BlackRock MuniHoldings New York Quality Fund, Inc. (“MHN”) and a wholly-owned subsidiary of the Acquiring Fund (the “MHN Merger Sub”) and the transactions contemplated therein, including that MHN will merge with and into the MHN Merger Sub.

2026 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MYN	17,202,874	846,299	809,953
Proposal 2(B). The common shareholders and VRDP Holders of the Acquiring Fund are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with an Agreement and Plan of Merger among the Acquiring Fund, BlackRock New York Municipal Income Trust (“BNY”) and a wholly-owned subsidiary of the Acquiring Fund (the “BNY Merger Sub”) and the transactions contemplated therein, including that BNY will merge with and into the BNY Merger Sub.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MYN	17,201,717	841,160	816,249
Preferred Shareholders
Proposal 1(E). The holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of BlackRock MuniYield New York Quality Fund, Inc. (the “Acquiring Fund”) are being asked to vote as a separate class on a proposal to approve an Agreement and Plan of Merger among the Acquiring Fund, BlackRock MuniHoldings New York Quality Fund, Inc. (“MHN”) and a wholly-owned subsidiary of the Acquiring Fund (the “MHN Merger Sub”) (the “MHN Merger Agreement”) and the transactions contemplated therein, including that MHN will merge with and into the MHN Merger Sub (the “MHN Merger”), and, in connection with the MHN Merger, the issuance of additional Acquiring Fund VRDP Shares and the adoption of any new, or amendments to currently existing, Articles Supplementary as necessary in connection therewith.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MYN	2,010	—	—
Proposal 1(F). The VRDP Holders of the Acquiring Fund are being asked to vote as a separate class on a proposal to approve an Agreement and Plan of Merger among the Acquiring Fund, BlackRock New York Municipal Income Trust (“BNY”) and a wholly-owned subsidiary of the Acquiring Fund (the “BNY Merger Sub”) (the “BNY Merger Agreement”) and the transactions contemplated therein, including that BNY will merge with and into the BNY Merger Sub (the “BNY Merger”), and, in connection with the BNY Merger, the issuance of additional Acquiring Fund VRDP Shares and the adoption of any new, or amendments to currently existing, Articles Supplementary as necessary in connection therewith.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MYN	2,010	—	—
At a Joint Special Meeting of Shareholders of BlackRock MuniYield Pennsylvania Quality Fund, held on October 15, 2025 and adjourned to November 20, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(I). The common shareholders and holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of BlackRock MuniYield Pennsylvania Quality Fund (“MPA”) are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between MPA and BlackRock MuniYield Quality Fund, Inc. (the “Acquiring Fund”) (the “MPA Reorganization Agreement”) and the transactions contemplated therein, including (i) the acquisition by the Acquiring Fund of substantially all of MPA’s assets and the assumption by the Acquiring Fund of substantially all of MPA’s liabilities in exchange solely for newly issued common shares and VRDP Shares of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VRDP Holders, respectively, of MPA, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VRDP Holders in respect of their common shares and VRDP Shares, respectively, and (ii) the termination by MPA of its registration under the Investment Company Act of 1940, as amended (the “1940 Act”), and the liquidation, dissolution and termination of MPA in accordance with its Declaration of Trust and Massachusetts law (the “MPA Reorganization”).
With respect to Proposal 1(I):
Fund Name	For	Against	Abstain
MPA	4,812,906	2,357,757	221,008
Additional Information

Additional Information (continued)

Preferred Shareholders
Proposal 1(J). The VRDP Holders of MPA are being asked to vote as a separate class on a proposal to approve the MPA Reorganization Agreement and the MPA Reorganization.
With respect to Proposal 1(J):
Fund Name	For	Against	Abstain
MPA	826	—	—
At a Joint Special Meeting of Shareholders of BlackRock New York Municipal Income Trust, held on October 15, 2025 and adjourned to November 20, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(C). The common shareholders and holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of BlackRock New York Municipal Income Trust (“BNY”) are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Merger among BlackRock MuniYield New York Quality Fund, Inc. (the “Acquiring Fund”), BNY and a wholly-owned subsidiary of the Acquiring Fund (the “BNY Merger Sub”) (the “BNY Merger Agreement”) and the transactions contemplated therein, including that BNY will merge with and into the BNY Merger Sub, with the issued and outstanding common shares and VRDP Shares, if any, of BNY being converted into the right to receive newly issued common shares and VRDP Shares of the Acquiring Fund, respectively (the “BNY Merger”).
With respect to Proposal 1(C):
Fund Name	For	Against	Abstain
BNY	11,805,597	653,061	213,060
Preferred Shareholders
Proposal 1(D). The VRDP Holders of BNY are being asked to vote as a separate class on a proposal to approve the BNY Merger Agreement and the BNY Merger.
With respect to Proposal 1(D):
Fund Name	For	Against	Abstain
BNY	1,320	—	—
At a Joint Special Meeting of Shareholders of BlackRock Virginia Muncipal Bond Trust, held on October 15, 2025 adjourned to November 20, 2025 and further adjourned to December 16, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(G). The common shareholders and holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of BlackRock Virginia Municipal Bond Trust (“BHV”) are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between BHV and BlackRock MuniYield Quality Fund, Inc. (the “Acquiring Fund”) (the “BHV Reorganization Agreement”) and the transactions contemplated therein, including (i) the acquisition by the Acquiring Fund of substantially all of BHV’s assets and the assumption by the Acquiring Fund of substantially all of BHV’s liabilities in exchange solely for newly issued common shares and VRDP Shares of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VRDP Holders, respectively, of BHV, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VRDP Holders in respect of their common shares and VRDP Shares, respectively, and (ii) the termination by BHV of its registration under the Investment Company Act of 1940, as amended (the “1940 Act”), and the liquidation, dissolution and termination of BHV in accordance with its Agreement and Declaration of Trust and Delaware law (the “BHV Reorganization”).
With respect to Proposal 1(G):
Fund Name	For	Against	Abstain
BHV	736,229	286,745	82,464
Preferred Shareholders
Proposal 1(H). The VRDP Holders of BHV are being asked to vote as a separate class on a proposal to approve the BHV Reorganization Agreement and the BHV Reorganization.
With respect to Proposal 1(H):
Fund Name	For	Against	Abstain
BHV	116	—	—

2026 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

Fund Certification
The Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Funds do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Fund management will consider ESG factors as part of the investment process for the Funds. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Funds’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Funds’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Funds’ exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Funds’ long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.
The following information is a summary of certain changes since July 31, 2025. This information may not reflect all of the changes that have occurred since you purchased the relevant Fund.
Except if noted otherwise herein, there were no changes to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Funds will mail only one copy of shareholder documents, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.
Additional Information

Additional Information (continued)

Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Directors of the Funds has delegated the voting of proxies for the Funds’ securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Funds. The BAIS Guidelines are available at www.blackrock.com.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Fund Updates
BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021
VRDP Liquidity Provider
Bank of America, N.A.(a)
New York, NY 10036
The Toronto-Dominion Bank(b)
New York, NY 10019
(a) For MUJ, MHN and BNY.
(b) For MIY, MYN, MPA and BHV.
VRDP Remarketing Agent
BofA Securities, Inc.(a)
New York, NY 10036
TD Securities (USA) LLC(b)
New York, NY 10019
VRDP Tender and Paying Agent
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2026 BlackRock Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation
Glossary of Terms Used in this Report

Want to know more?
blackrock.com |  800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.
MY7-01/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: March 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: March 23, 2026